                                    ENDEAVOR

                             ENDEAVOR SERIES TRUST

                        The Bridge to Equity Opportunity



                       Dreyfus Small Cap Value Portfolio

                                 ------------

                  Dreyfus U.S. Government Securities Portfolio

                                 ------------

                            Enhanced Index Portfolio

                                 ------------

                          Opportunity Value Portfolio

                                 ------------

                             Value Equity Portfolio

                                 ------------

                  T. Rowe Price International Stock Portfolio

                                 ------------

                     TCW Managed Asset Allocation Portfolio

                                 ------------

                           TCW Money Market Portfolio

                                 ------------

                     T. Rowe Price Equity Income Portfolio

                                 ------------

                      T. Rowe Price Growth Stock Portfolio

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                               SHAREHOLDER LETTER

Fellow Shareholders:

As President of the Endeavor Series Trust, I am pleased to report competitive returns for the period ending June 30, 1997. Through quality investments, the Endeavor Management Team continues to position the portfolios of Endeavor Series Trust to benefit from present and future financial markets to meet long-term financial objectives.

Endeavor is pleased to have recently added a new portfolio: the Enhanced Index Portfolio managed by J.P. Morgan Investment Management. This portfolio offers both the passive approach found in the S&P 500 Index and the active management of a stock portfolio.

On behalf of the Board of Trustees and the entire Endeavor Management Team, I would like to sincerely thank you for your continued confidence in the Endeavor Variable Annuity and the Endeavor Series Trust.

Questions and comments from our shareholders are always welcome. Please don't hesitate to give us a call.

Sincerely,

LOGO

/s/ James R. McInnis

James R. McInnis
President

July 21, 1997

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
 COMMON STOCK -- 95.4%
  FINANCIAL SERVICES -- 10.9%
  14,000 ALBANK Financial Corporation............................   $    553,000
  18,500 ARM Financial Group, Inc. ..............................        370,000
  20,700 Astoria Financial Corporation...........................        983,250
  29,200 Bay View Capital Corporation............................        766,500
  30,000 Block (H&R) Inc. .......................................        967,500
  48,600 City National Corporation...............................      1,169,438
  18,800 Coast Savings Financial, Inc.+..........................        854,225
   9,600 Downey Financial Corporation............................        226,800
  25,200 FirstFed Financial Corporation+.........................        782,775
  12,600 First Savings Bank of Washington........................        280,350
  20,000 Flushing Financial Corporation..........................        447,500
  19,000 Glendale Federal Bank FSB+..............................        496,375
  34,000 Greater New York Savings Bank...........................        762,875
  19,800 Illinova Corporation....................................        435,600
  14,900 Long Island Bancorp, Inc. ..............................        541,056
  16,400 ML Bancop...............................................        317,750
  45,500 PFF Bancorp, Inc. ......................................        853,125
  13,600 Pinnacle West Capital Corporation.......................        408,850
  12,100 Pulte Corporation.......................................        418,206
  16,800 RCSB Financial, Inc. ...................................        804,300
                                                                    ------------
                                                                      12,439,475
                                                                    ------------
  RETAIL -- 9.2%
  55,600 Apple South, Inc. ......................................        847,900
  32,300 Duty Free International, Inc. ..........................        605,625
  60,800 Footstar, Inc.+.........................................      1,588,400
  20,400 Fossil, Inc.+...........................................        362,100
  36,100 Gymboree Corporation+...................................        866,400
  12,000 Harcourt General, Inc. .................................        571,500
  33,000 Huffy Corporation.......................................        482,625
  23,200 MicroAge, Inc.+.........................................        426,300
  45,200 Micro Warehouse, Inc.+..................................        774,050
  37,200 Neiman Marcus Group, Inc.+..............................        976,500
  69,600 Oakley, Inc.+...........................................        978,750
  31,400 Saks Holdings, Inc.+....................................        785,000
 115,200 Sunglass Hut International, Inc.+.......................        727,200
  22,000 Woolworth Corporation+..................................        528,000
                                                                    ------------
                                                                      10,520,350
                                                                    ------------
  TRANSPORTATION -- 7.6%
  22,500 Arkansas Best Corporation+..............................        205,312
  46,400 Arnold Industries, Inc. ................................        788,800
  40,500 Avondale Industries, Inc.+..............................        850,500
  38,400 Caliber System, Inc. ...................................      1,430,400
  21,000 Circle International Group, Inc. .......................        553,875
  27,400 Knightsbridge Tankers Ltd.+.............................        691,850
  24,400 Landstar Systems, Inc.+.................................        686,250
  30,700 Skywest, Inc. ..........................................        479,687
  40,900 USFreightways Corporation...............................      1,058,288
  16,000 Werner Enterprises, Inc. ...............................        310,000
  72,900 Yellow Corporation+.....................................      1,631,138
                                                                    ------------
                                                                       8,686,100
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
  INSURANCE -- 4.6%
 24,300 Allmerica Financial Corporation..........................   $    968,962
 29,600 Citizens Corporation.....................................        817,700
 38,200 Everest Reinsurance Holdings, Inc. ......................      1,513,675
 15,700 Guaranty Life............................................        394,462
  6,000 Horace Mann Educators....................................        294,000
 29,500 Nationwide Financial Services, Inc. .....................        783,594
 15,400 SCPIE Holdings Inc. .....................................        428,312
                                                                    ------------
                                                                       5,200,705
                                                                    ------------
  MEDICAL SUPPLIES -- 4.4%
 27,600 Bard (C.R.), Inc. .......................................      1,002,225
 13,900 Bindley Western Industries, Inc. ........................        318,831
 32,100 CONMED Corporation+......................................        545,700
 66,500 Perrigo Company+.........................................        831,250
 82,700 Quest Dianostics Inc.+...................................      1,700,519
 24,600 Spacelabs Medical, Inc.+.................................        627,300
                                                                    ------------
                                                                       5,025,825
                                                                    ------------
  OIL AND GAS -- 4.1%
 24,600 Aquila Gas Pipeline Corporation..........................        342,863
 10,400 Cabot Oil and Gas Corporation............................        183,300
 29,100 Dravo Corporation+.......................................        316,463
 62,600 Houston Exploration Company+.............................        974,213
  8,500 Marine Drilling Companies, Inc.+.........................        166,812
 57,300 Oryx Energy Company+.....................................      1,210,463
 31,000 Santa-Fe Energy Resources, Inc.+.........................        455,312
 40,500 Titan Exploration, Inc.+.................................        491,062
 15,000 Weatherford Enterra, Inc.+...............................        577,500
                                                                    ------------
                                                                       4,717,988
                                                                    ------------
  ELECTRONICS -- 4.1%
 26,600 AVX Corporation..........................................        718,200
  6,400 Charter Power Systems, Inc. .............................        240,000
 19,000 Cubic Corporation........................................        494,000
 29,700 ESCO Electronics Corporation.............................        374,963
 32,500 Exar Corporation+........................................        698,750
 36,200 FSI International, Inc.+.................................        579,200
 32,400 International Rectifier Corporation+.....................        603,450
 16,000 Oak Industries, Inc.+....................................        460,000
 17,760 Vishay Intertechnology, Inc. ............................        513,930
                                                                    ------------
                                                                       4,682,493
                                                                    ------------
  TELECOMMUNICATIONS -- 3.7%
 15,600 Allen Group, Inc.+.......................................        323,700
 50,000 ANTEC Corporation+.......................................        587,500
 41,600 General Instrument Corporation+..........................      1,040,000
 19,700 Network Equipment Technologies, Inc.+....................        354,600
 57,900 Scientific-Atlanta, Inc. ................................      1,266,563
 27,900 Tele-communications, Inc., Class A+......................        662,625
                                                                    ------------
                                                                       4,234,988
                                                                    ------------



                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
 COMMON STOCK -- (CONTINUED)
  COMPUTER SERVICE AND SOFTWARE -- 3.2%
  15,400 Ceridian Corporation+...................................   $    650,650
  26,000 Exabyte Corporation+....................................        333,125
 105,800 Symantec Corporation+...................................      2,063,100
  38,600 ViewLogic Systems, Inc.+................................        564,525
                                                                    ------------
                                                                       3,611,400
                                                                    ------------
  CHEMICALS -- 3.1%
  42,200 Albemarle Corporation...................................        888,838
  12,200 FMC Corporation+........................................        969,138
  29,700 Geon Company............................................        601,425
  30,000 Quaker Chemical Corporation.............................        521,250
  23,700 Schulman (A.), Inc. ....................................        583,612
                                                                    ------------
                                                                       3,564,263
                                                                    ------------
  HEALTH CARE -- 3.1%
  33,000 Foundation Health Systems, Inc.+........................      1,000,313
  43,900 Mid Atlantic Medical Services, Inc.+....................        683,194
   4,300 Sierra Health Services+.................................        134,375
  34,800 Trigon Healthcare, Inc.+................................        843,900
  18,700 Vencor, Inc.+...........................................        808,775
                                                                    ------------
                                                                       3,470,557
                                                                    ------------
  FOOD AND BEVERAGES -- 2.9%
  25,600 Bob Evans Farms, Inc. ..................................        433,600
  14,800 Dole Food Company, Inc. ................................        632,700
  51,000 Hudson Foods, Inc. .....................................        831,938
  18,900 Ingles Markets Inc., Class A............................        309,488
  48,700 J.M. Smucker Company, Class B...........................      1,056,181
                                                                    ------------
                                                                       3,263,907
                                                                    ------------
  COMPUTERS -- 2.9%
  22,200 Applied Magnetics Corporation+..........................        502,275
  36,200 Cypress Semiconductor+..................................        524,900
  52,100 HMT Technology Corporation+.............................        674,044
  48,300 LTX Corporation+........................................        313,950
  36,600 Read-Rite Corporation+..................................        764,025
  31,000 Silicon Graphics, Inc.+.................................        465,000
                                                                    ------------
                                                                       3,244,194
                                                                    ------------
  MEDIA AND COMMUNICATIONS -- 2.4%
  10,200 Chancellor Broadcasting, Class A+.......................        408,000
  23,800 Cox Radio, Inc., Class A+...............................        609,875
  10,400 Emmis Broadcasting Corporation+.........................        453,700
   6,600 Ortel Corporation.......................................        118,800
  35,300 Young Broadcasting Corporation, Class A+................      1,147,250
                                                                    ------------
                                                                       2,737,625
                                                                    ------------
  BUILDING AND CONSTRUCTION -- 2.2%
  27,200 CalMat Company..........................................        584,800
  27,300 Chicago Bridge & Iron Company NV+.......................        604,012
  36,300 Jacobs Engineering Group, Inc.+.........................        975,563
  18,800 PLY-GEM Industries, Inc. ...............................        340,750
                                                                    ------------
                                                                       2,505,125
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
  MACHINERY AND ENGINEERING -- 2.1%
 13,000 AGCO Corporation.........................................   $    467,187
 17,600 Amcast Industrial Corporation............................        440,000
 20,500 OmniQuip International, Inc.+............................        474,062
 22,200 Pacific Scientific Company...............................        294,150
 28,800 Stewart & Stevenson Services, Inc. ......................        748,800
                                                                    ------------
                                                                       2,424,199
                                                                    ------------
  CONSUMER SERVICES -- 2.0%
 85,000 ACNielson Corporation+...................................      1,668,125
 32,200 Olsten Corporation.......................................        625,887
                                                                    ------------
                                                                       2,294,012
                                                                    ------------
  PAPER AND PAPER PRODUCTS -- 2.0%
 18,000 American Greetings.......................................        668,250
 22,000 James River Corporation of Virginia......................        814,000
 42,500 Wausau Paper Mills Company...............................        802,188
                                                                    ------------
                                                                       2,284,438
                                                                    ------------
  PRINTING AND PUBLISHING -- 1.9%
 47,800 Harland (John H.) Company................................      1,090,438
 65,100 Hollingher International, Inc.  .........................        728,306
 15,800 World Color Press, Inc.+.................................        375,250
                                                                    ------------
                                                                       2,193,994
                                                                    ------------
  METALS & MINING -- 1.7%
 27,000 Commonwealth Industries Inc.  ...........................        550,125
 55,000 Special Metals Corporation+..............................      1,072,500
  9,900 Titanium Metals Corporation+.............................        313,087
                                                                    ------------
                                                                       1,935,712
                                                                    ------------
  REAL ESTATE -- 1.7%
 35,400 Catellus Development Corporation+........................        641,625
 72,500 Kaufman & Broad Home Corporation.........................      1,273,281
                                                                    ------------
                                                                       1,914,906
                                                                    ------------
  TEXTILES AND APPAREL -- 1.3%
 56,000 Dyersburg Corporation....................................        476,000
 47,200 Phillips-Van Heusen Company..............................        708,000
 15,600 Pillowtex Corporation....................................        342,225
                                                                    ------------
                                                                       1,526,225
                                                                    ------------
  AGRICULTURE -- 1.3%
 49,300 Hecla Mining Company+....................................        264,987
 29,200 Mississippi Chemical Corporation.........................        605,900
 20,200 Scotts Company (The), Class A+...........................        585,800
                                                                    ------------
                                                                       1,456,687
                                                                    ------------
  MANUFACTURING -- 1.3%
 26,900 Imation Corporation+.....................................        709,488
 16,500 US Industries, Inc.+.....................................        587,812
 12,600 Vitro, Sociedad Anonima, ADS.............................        141,750
                                                                    ------------
                                                                       1,439,050
                                                                    ------------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
 COMMON STOCK -- (CONTINUED)
  DIVERSIFIED OPERATIONS -- 1.3%
 44,400 Calgon Carbon Corporation................................   $    616,050
 24,100 Griffon Corporation+.....................................        329,869
 23,500 MascoTech, Inc. .........................................        490,562
                                                                    ------------
                                                                       1,436,481
                                                                    ------------
  ADVERTISING -- 1.2%
 54,500 True North Communications, Inc. .........................      1,348,875
                                                                    ------------
  STEEL -- 1.0%
 53,000 Bethlehem Steel Corporation+.............................        553,188
 22,100 Birmingham Steel Corporation.............................        342,550
 12,800 Lukens Inc. .............................................        240,800
                                                                    ------------
                                                                       1,136,538
                                                                    ------------
  PHARMACEUTICALS -- 0.9%
 24,400 Watson Pharmaceuticals+..................................      1,030,900
                                                                    ------------
  UTILITIES -- 0.9%
 21,300 Boston Edison Company....................................        561,788
 12,500 New England Electric System..............................        462,500
                                                                    ------------
                                                                       1,024,288
                                                                    ------------
  CONTAINERS -- 0.8%
 54,700 Gaylord Container Corporation, Class A+..................        420,506
 35,000 Stone Container Corporation..............................        500,937
                                                                    ------------
                                                                         921,443
                                                                    ------------
  AEROSPACE & DEFENSE -- 0.5%
 16,900 UNC, Inc.+...............................................        247,162
 10,500 Watkins- Johnson Company.................................        322,875
                                                                    ------------
                                                                         570,037
                                                                    ------------
  LEISURE -- 0.4%
 15,300 Carmike Cinemas, Inc., Class A+..........................        501,075
                                                                    ------------
  AUTO PARTS -- 0.4%
 20,900 Excel Industries, Inc. ..................................        407,550
                                                                    ------------
  OTHER -- 4.3%
 12,500 Alberto-Culver Company, Class A..........................        291,406
 25,800 Borg-Warner Security Corporation+........................        461,175
 14,300 Essex International, Inc.+...............................        398,612
  9,500 General Signal Corporation...............................        414,438
 64,400 Newport News Shipbuilding Inc+...........................      1,251,775
 21,400 Polaroid Corporation.....................................      1,187,700
 27,600 RMI Titanium Company+....................................        752,100
 11,500 Special Devices, Inc.+...................................        181,125
                                                                    ------------
                                                                       4,938,331
                                                                    ------------
        Total Common Stock
         (Cost $94,212,944)......................................    108,689,736
                                                                    ------------

 PRINCIPAL                                                            VALUE
 AMOUNT                                                              (NOTE 1)
 ---------                                                         ------------
 COMMERCIAL PAPER -- 3.0% (Cost $3,450,000)
 $3,450,000 General Electric Capital Corporation,
             6.100% due 07/01/1997..............................   $  3,450,000
                                                                   ------------

TOTAL INVESTMENTS (COST $97,662,944*)......................  98.4%  112,139,736
OTHER ASSETS AND LIABILITIES (NET).........................   1.6     1,789,111
                                                            -----  ------------
NET ASSETS................................................. 100.0% $113,928,847
                                                            =====  ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.

Abbreviation:
ADS -- American Depositary Shares


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           -----------
 U.S. TREASURY OBLIGATIONS -- 44.7%
  U.S. TREASURY NOTES -- 31.2%
            U.S. Treasury Notes:
 $5,683,000 5.500% due 11/15/1998.................................   $ 5,649,243
  1,279,000 5.875% due 11/15/1999.................................     1,270,801
  1,304,000 6.375% due 08/15/2002.................................     1,303,596
  2,913,000 6.500% due 10/15/2006.................................     2,900,707
                                                                     -----------
                                                                      11,124,347
                                                                     -----------
  U.S. TREASURY BONDS -- 13.5%
            U.S. Treasury Bonds:
  4,611,000 7.250% due 08/15/2022.................................     4,813,469
                                                                     -----------
            Total U.S. Treasury Obligations
            (Cost $15,821,195)....................................    15,937,816
                                                                     -----------
 MORTGAGE-BACKED SECURITIES -- 27.8%
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 13.2%
            FNMA:
    200,224 7.000% due 08/01/2003.................................       200,849
    190,034 6.500% due 11/01/2003.................................       187,934
    545,924 6.000% due 03/01/2004.................................       529,885
    249,223 7.500% due 06/01/2009.................................       253,896
    236,410 7.536% due 06/01/2016.................................       238,995
     58,807 7.000% due 07/01/2022.................................        58,096
    171,918 7.000% due 07/01/2023.................................       169,500
    255,857 6.500% due 02/01/2026.................................       244,904
    216,177 7.000% due 09/01/2026.................................       211,784
    422,970 ACES, 95-M1-E,
            2.526%# due 07/25/2010................................        31,723
    180,000 ACES, 95-M1-G,
            2.336%# due 07/25/2010................................        17,100
    698,000 ACES, 95-M1-H,
            2.211%# due 07/25/2010................................        85,505
    675,000 30 Year, TBA,
            8.500% due 09/01/2026.................................       700,313
    705,000 30 Year, TBA,
            8.000% due 07/01/2027.................................       720,637
    892,000 30 Year, TBA,
            8.500% due 07/01/2027.................................       925,450
    125,000 Series 1996-M7, Class B,
            6.856%# due 06/17/2011................................       123,789
                                                                     -----------
                                                                       4,700,360
                                                                     -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.0%
            FHLMC:
    299,047 7.000% due 01/01/2000.................................       301,155
    139,207 9.000% due 10/01/2005.................................       145,557
     92,608 5.500% due 05/01/2011.................................        87,414
    522,169 7.500% due 06/01/2012.................................       531,861
    235,336 9.500% due 07/25/2022.................................       253,088
    510,000 5.500% due 09/15/2022.................................       425,371
    277,295 9.500% due 12/01/2022.................................       298,869
    799,000 Gold, 30 Year TBA,
            7.500% due 07/15/2026.................................       801,996
                                                                     -----------
                                                                       2,845,311
                                                                     -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 6.6%
            GNMA:
    270,174 8.000% due 07/15/2017.................................       280,557
    236,989 8.500% due 12/15/2021.................................       248,689
    380,772 9.000% due 12/15/2021.................................       407,243

 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (NOTE 1)
 ---------                                                          -----------
 $  256,930 7.000% due 11/15/2023................................   $   253,559
    455,735 7.500% due 12/15/2023................................       459,153
    263,816 8.500% due 05/15/2027................................       274,120
    417,000 8.000% due 06/15/2027................................       426,641
                                                                    -----------
                                                                      2,349,962
                                                                    -----------
            Total Mortgage-Backed Securities
            (Cost $9,890,670)....................................     9,895,633
                                                                    -----------
 CORPORATE FIXED INCOME SECURITIES -- 18.0%
  FINANCIAL SERVICES -- 6.0%
     65,000 Aetna Travelers, Note,
            6.750% due 04/15/2001................................        65,107
     40,000 Ahmanson (H.F.) & Company, Medium Term Note,
            7.650% due 04/15/2000................................        40,969
    100,000 ANZ Banking Group Ltd., Subordinate Note,
            7.550% due 09/15/2006................................       102,536
            Associates Corporation of North America, Senior
             Notes:
     60,000 6.625% due 05/15/2001................................        59,820
     50,000 6.750% due 07/15/2001................................        50,122
     45,000 6.750% due 08/01/2001................................        45,056
    250,000 First National Bank of Boston, Subordinate Note,
            7.375% due 09/15/2006................................       252,570
    160,000 First Security Corporation, Senior Note,
            6.875% due 11/15/2006................................       156,414
     95,000 Fleet Financial Group, Inc., Subordinate Note,
            7.125% due 04/15/2006................................        94,732
    104,822 Fleetwood Credit Corporation, 1997-A, Note,
            6.640% due 09/15/2012................................       105,116
    305,000 Great Western Financial Corporation, Notes,
            8.206% due 02/01/2027................................       304,152
    150,000 Lehman Brothers, Inc., Senior Subordinate Note,
            6.125% due 02/01/2001................................       147,123
     30,000 Lincoln National Corporation, Note,
            7.250% due 05/15/2005................................        29,981
     79,000 Midland Bank, Subordinate Note,
            7.625% due 06/15/2006................................        81,358
    117,000 Morgan Stanley & Company, Notes,
            7.630% due 12/15/2006................................       121,058
            Paine Webber Group Inc.:
    190,000 Medium Term Note,
            8.060% due 01/17/2017................................       196,401
     30,000 Senior Note,
            7.625% due 10/15/2008................................        30,308
            Sears Roebuck Acceptance Corporation, Medium Term
             Notes:
     45,000 5.710% due 02/06/2001................................        43,608
    105,000 6.690% due 04/30/2001................................       104,923
            Smith Barney Holdings Inc., Medium Term Notes:
     25,000 7.875% due 10/01/1999................................        25,682
     80,000 7.125% due 10/01/2006................................        79,500
                                                                    -----------
                                                                      2,136,536
                                                                    -----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           -----------
 CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
  RETAIL -- 1.5%
            Federated Department Stores Inc., Senior Notes:
 $   80,000 10.000% due 02/15/2001................................   $    87,400
     50,000  8.125% due 10/15/2002................................        52,188
            Kroger Company, Senior Notes:
    160,000 10.000% due 05/01/1999................................       169,000
     80,000  8.150% due 07/15/2006................................        84,349
    140,000 Safeway Inc., Senior Subordinate Debenture,
            9.650% due 01/15/2004.................................       156,428
                                                                     -----------
                                                                         549,365
                                                                     -----------
  MEDIA AND COMMUNICATIONS -- 1.4%
    190,000 Paramount Communications, Notes,
            5.875% due 07/15/2000.................................       183,924
     80,000 Rogers Cablesystems, Note,
            9.625% due 08/01/2002.................................        84,400
    245,000 360 Communications Company, Senior Note,
            7.125% due 03/01/2003.................................       243,650
                                                                     -----------
                                                                         511,974
                                                                     -----------
  OIL AND GAS -- 1.3%
     50,000 Gulf Canada Resources Ltd., Subordinate Debentures,
            9.625% due 07/01/2005.................................        53,750
    175,000 NorAm Energy, Note,
            7.500% due 08/01/2000.................................       178,518
     30,000 Norcen Energy Resources, Debenture,
            7.375% due 05/15/2006.................................        30,323
            Oryx Energy Company, Debentures:
     90,000  9.500% due 11/01/1999................................        94,508
     90,000 10.000% due 04/01/2001................................        98,168
                                                                     -----------
                                                                         455,267
                                                                     -----------
  BUILDING AND CONSTRUCTION -- 1.0%
    330,000 USG Corporation, Senior Note,
            9.250% due 09/15/2001.................................       348,975
                                                                     -----------
  HEALTH CARE -- 0.9%
            Tenet Healthcare Corporation, Senior Notes:
     70,000 9.625% due 09/01/2002.................................        75,250
     70,000 8.625% due 12/01/2003.................................        72,450
    180,000 8.000% due 01/15/2005.................................       180,450
                                                                     -----------
                                                                         328,150
                                                                     -----------
  SOVEREIGN -- 0.8%
     85,000 Province of Quebec, Notes,
            7.125% due 02/09/2024.................................        79,948
    105,000 Republic of Columbia, Note,
            7.625% due 02/15/2007.................................       102,480
    125,000 Republic of Indonesia, Note,
            7.750% due 08/01/2006.................................       125,098
                                                                     -----------
                                                                         307,526
                                                                     -----------

 PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           -----------
  ENTERTAINMENT AND LEISURE -- 0.8%
 $   52,000 Hilton Hotels Corporation, Notes,
            7.375% due 06/01/2002.................................   $    52,373
    237,000 Royal Caribbean Cruises, Note,
            7.125% due 09/18/2002.................................       238,071
                                                                     -----------
                                                                         290,444
                                                                     -----------
  TRANSPORTATION -- 0.7%
    100,000 Burlington Northern Railroad, Certificates,
            6.960% due 03/22/2009.................................        99,300
    170,000 Union Pacific Corporation, Note,
            6.700% due 12/01/2006.................................       164,625
                                                                     -----------
                                                                         263,925
                                                                     -----------
  AEROSPACE AND DEFENSE -- 0.5%
    190,000 Lockheed Martin Corporation, Guaranteed Debenture,
            7.750% due 05/01/2026.................................       194,630
                                                                     -----------
  INDUSTRIAL -- 0.5%
    165,000 American Standard Corporation, Notes,
            10.875% due 05/15/1999................................       175,725
                                                                     -----------
  TEXTILES -- 0.5%
    170,000 Westpoint Stevens Inc., Senior Note,
            8.750% due 12/15/2001.................................       175,100
                                                                     -----------
  UTILITIES -- 0.5%
    140,000 El Paso Electric Company, First Mortgage,
            7.250% due 02/01/1999.................................       140,256
     20,000 Ohio Edison, First Mortgage,
            8.750% due 02/15/1998.................................        20,318
                                                                     -----------
                                                                         160,574
                                                                     -----------
  MANUFACTURING -- 0.3%
    102,000 Conagra Inc., Senior Note,
            7.125% due 10/01/2026.................................       102,453
                                                                     -----------
  AUTOMOTIVE -- 0.2%
     55,000 Ford Motor Company, Notes,
            7.400% due 11/01/2046.................................        53,579
                                                                     -----------
  LEASING -- 0.1%
     50,000 Hertz Corporation, Junior Subordinate Note,
            7.000% due 07/15/2003.................................        49,895
                                                                     -----------
  OTHER -- 1.0%
    100,000 ADT Operations, Inc., Guaranteed Senior Note,
            8.250% due 08/01/2000.................................       104,000
    235,000 Loewen Group, Inc., Notes,
            7.500% due 04/15/2001.................................       237,350
                                                                     -----------
                                                                         341,350
                                                                     -----------
            Total Corporate Fixed Income Securities
            (Cost $6,384,517).....................................     6,445,468
                                                                     -----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (NOTE 1)
 ---------                                                          -----------
 AGENCY SECURITIES -- 6.1%
  FEDERAL FARM CREDIT BANK (FFCB) -- 2.8%
 $1,000,000 FFCB, Medium Term Note,
            6.250% due 06/26/1998................................   $ 1,002,340
                                                                    -----------
  TENNESSEE VALLEY AUTHORITY (TVA) -- 1.8%
    625,000 TVA,
            8.375% due 10/01/1999................................       651,756
                                                                    -----------
  FEDERAL HOME LOAN BANK (FHLB) -- 1.5%
    550,000 FHLB,
            5.590% due 01/05/2001................................       535,046
                                                                    -----------
            Total Agency Securities
            (Cost $2,220,046)....................................     2,189,142
                                                                    -----------
 ASSET-BACKED SECURITIES -- 1.0%
     92,000 MCFI, 97-MCI, A3,
            7.288% due 03/20/2007................................        92,920
            The Money Store:
     65,000 Series 1994-B-A4,
            7.600% due 07/15/2021................................        66,402
     34,000 Series 1994-CI-A4,
            7.800% due 10/15/2021................................        34,850
    144,000 Series 1996-C-A6,
            7.690% due 06/15/2024................................       147,420
                                                                    -----------
            Total Asset-Backed Securities
            (Cost $336,525)......................................       341,592
                                                                    -----------
 REPURCHASE AGREEMENT -- 9.1% (Cost $3,245,000)
  3,245,000 Agreement with UBS, 5.850% dated 06/30/97 to be
             repurchased at $3,245,527 on 07/01/97 collateralized
             by $3,245,000 U.S. Treasury Note, 6.000% due
             08/15/99............................................     3,245,000
                                                                    -----------

TOTAL INVESTMENTS (COST $37,897,953*)....................... 106.7%  38,054,651
OTHER ASSETS & LIABILITIES (NET)............................  (6.7)  (2,389,550)
                                                             -----  -----------
NET ASSETS.................................................. 100.0% $35,665,101
                                                             =====  ===========

------------
* Aggregate cost for federal tax purposes.
# Variable rate security. The interest rate shown reflects the rate in effect at June 30, 1997.

Abbreviations:
Gold -- Payments are on an accelerated 45-day payment cycle instead of 75-day payment cycle.
TBA -- To Be Announced


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
 COMMON STOCK -- 98.3%
  TELECOMMUNICATIONS -- 7.6%
   801  Airtouch Communications, Inc.+.............................   $   21,927
   520  Comcast Corporation, Class A...............................       11,115
   229  Frontier Corporation.......................................        4,566
   448  GTE Corporation............................................       19,656
   968  MCI Communications Corporation.............................       37,056
 1,433  Nynex Corporation..........................................       82,577
 1,289  SBC Communications, Inc. ..................................       79,757
   638  Sprint Corporation.........................................       33,575
 1,141  Tele Communications Inc., Class A+.........................       16,972
   196  360 Communications Company+................................        3,357
 1,029  US West Inc. ..............................................       20,837
   614  Viacom Inc., Class B.......................................       18,420
 1,371  WorldCom Inc. .............................................       43,872
                                                                      ----------
                                                                         393,687
                                                                      ----------
  TECHNOLOGY -- 7.5%
   107  Adobe Systems, Inc.+.......................................        3,752
   296  Bay Networks, Inc.+........................................        7,862
   236  Cabletron Systems, Inc.+...................................        6,682
   411  Compaq Computer Corporation+...............................       40,792
   544  Computer Associates International, Inc.+...................       30,294
    81  Electronic Arts Inc.+......................................        2,724
   730  Electronic Data Systems Corporation........................       29,930
    62  Harris Corporation.........................................        5,208
   818  Intel Corporation..........................................      116,003
   477  Microsoft Corporation+.....................................       60,281
   194  Quantum Corporation+.......................................        3,941
    70  Read-Rite Corporation+.....................................        1,461
   264  Silicon Graphics, Inc.+....................................        3,960
   577  Sun Microsystems Inc.+.....................................       21,475
    67  Symbol Technologies, Inc. .................................        2,253
     4  Texas Instruments, Inc. ...................................          336
   615  Xerox Corporation..........................................       48,508
                                                                      ----------
                                                                         385,462
                                                                      ----------
  PHARMACEUTICALS -- 7.1%
   259  ALZA Corporation+..........................................        7,495
 1,100  American Home Products Corporation.........................       84,150
   594  Bristol-Myers Squibb Company...............................       48,114
    69  Forest Laboratories, Inc.+.................................        2,859
   377  Merck & Company............................................       39,019
   321  Pfizer Inc. ...............................................       38,359
 1,480  Schering-Plough Corporation................................       70,855
   585  Warner-Lambert Company.....................................       72,686
   133  Watson Pharmaceuticals.....................................        5,619
                                                                      ----------
                                                                         369,156
                                                                      ----------
  FINANCIAL SERVICES -- 6.6%
    62  A.G. Edwards Inc. .........................................        2,674
   121  Alex Brown, Inc. ..........................................        8,546
    59  Associates First Capital Corporation.......................        3,274

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
   118  Bear Stearns Companies, Inc. ..............................   $    4,034
    57  Beneficial Corporation.....................................        4,050
   473  Citicorp...................................................       57,026
    43  ContiFinancial Corporation+................................        1,570
   215  Corestate Financial Corporation............................       11,556
   241  Equifax, Inc.+.............................................        8,962
   272  Federal Home Loan Mortgage Corporation.....................        9,350
 1,093  Federal National Mortgage Association......................       47,682
    27  Finova Group, Inc. ........................................        2,065
   702  First Data Corporation.....................................       30,844
   117  Fleet Financial Group, Inc. ...............................        7,400
   143  Great Western Financial Corporation........................        7,686
   110  Household International, Inc. .............................       12,918
    99  Lehman Brothers Holdings, Inc. ............................        4,010
   591  Morgan Stanley/Dean Witter Discover........................       25,437
    92  Paine Webber Group, Inc. ..................................        3,220
   108  Providian Corporation......................................        3,469
    96  St. Paul Companies, Inc. ..................................        7,320
   115  Salomon Inc. ..............................................        6,397
   600  Standard & Poor's Depositary Receipt.......................       52,987
    96  Summit Bankcorp............................................        4,812
    34  TCF Financial Corporation..................................        1,679
    56  The Money Store Inc. ......................................        1,606
    64  Union Planters Corporation.................................        3,320
    41  Valley National Bancorp....................................        1,112
   129  Washington Mutual, Inc. ...................................        7,708
                                                                      ----------
                                                                         342,714
                                                                      ----------
  PETROLEUM -- INTERNATIONAL -- 6.5%
    37  Amoco Corporation..........................................        3,217
 2,394  Exxon Corporation..........................................      147,231
 1,128  Mobil Corporation..........................................       78,819
   516  Occidental Petroleum Corporation...........................       12,932
   412  Phillips Petroleum Company.................................       18,025
 1,408  Royal Dutch Petroleum Company, ADR.........................       76,560
                                                                      ----------
                                                                         336,784
                                                                      ----------
  CONSUMER PRODUCTS -- 6.3%
   206  Black & Decker Company.....................................        7,661
   856  Chrysler Corporation.......................................       28,088
   152  Eastman Kodak Company......................................       11,666
    81  Lear Seating Corporation+..................................        3,594
   159  Leggett & Platt, Inc. .....................................        6,837
 1,738  Philip Morris Companies Inc. ..............................       77,124
   792  Proctor & Gamble Company...................................      111,870
    63  RJR Nabisco Holdings Corporation, Class A..................        2,512
   283  Rubbermaid, Inc. ..........................................        8,419
   111  Sensormatic Electronics Corporation........................        1,429
   406  Service Corporation International..........................       13,347
   201  Unilever, NV ADR...........................................       43,027
   170  Whirlpool Corporation......................................        9,276
                                                                      ----------
                                                                         324,850
                                                                      ----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
 COMMON STOCK -- (CONTINUED)
  FOOD AND BEVERAGE -- 6.1%
   608  Anheuser-Busch Companies Inc. .............................   $   25,498
 1,089  Coca-Cola Company..........................................       75,958
   175  CPC International, Inc. ...................................       16,155
   202  General Mills Inc. ........................................       13,155
   449  Heinz (H.J.) Company.......................................       20,710
   261  Kellogg Company............................................       22,348
   264  McDonald's Corporation.....................................       12,755
 1,925  PepsiCo, Inc. .............................................       72,308
   134  Ralston-Purina Group.......................................       11,013
   538  Sara Lee Corporation.......................................       22,394
   622  Seagram Company Ltd. ......................................       25,035
                                                                      ----------
                                                                         317,329
                                                                      ----------
  BANKING -- 5.8%
   104  Ahmanson (H.F.) & Company..................................        4,472
   604  Banc One Corporation.......................................       29,287
   150  BankBoston Corporation.....................................       10,809
   107  BB&T Corporation...........................................        4,815
    58  Central Fidelity Banks, Inc. ..............................        2,059
    45  Charter One Financial, Inc. ...............................        2,424
   439  Chase Manhattan Corporation................................       42,610
   105  Comerica Inc. .............................................        7,140
    35  Commerce Bancshares, Inc. .................................        1,584
   108  Crestar Financial Corporation..............................        4,198
    43  Deposit Guaranty Corporation...............................        1,354
    58  First American Corporation.................................        2,226
   318  First Chicago Corporation NBD..............................       19,239
    38  First Commerce Corporation.................................        1,672
     7  First Empire State Corporation.............................        2,359
    65  First Tennessee National Corporation.......................        3,120
   288  First Union Corporation....................................       26,640
    32  First Virginia Banks Inc. .................................        1,930
   149  Firstar Corporation........................................        4,545
    56  Golden West Financial Corporation..........................        3,920
    46  Greenpoint Financial Corporation...........................        3,062
   126  Hibernia Corporation, Class A..............................        1,756
   146  Huntington Bancshares, Inc. ...............................        4,289
    47  Marshall & Ilsley Corporation..............................        1,945
    75  Mercantile Bankshares Corporation..........................        4,556
   751  NationsBank Corporation....................................       48,440
    64  North Fork Bancorporation, Inc. ...........................        1,368
    47  Old Kent Financial Corporation.............................        2,551
    39  Pacific Century Financial..................................        1,804
   193  PNC Bank Corporation.......................................        8,034
   128  Regions Financial Corporation..............................        4,048
    56  Republic NY Corporation....................................        6,020
    59  Signet Banking Corporation.................................        2,124
   103  Southtrust Corporation.....................................        4,262
    44  Washington Federal, Inc. ..................................        1,130
    92  Wells Fargo & Company......................................       24,794
    33  Wilmington Trust Company...................................        1,510
                                                                      ----------
                                                                         298,096
                                                                      ----------

                                                                    VALUE
 SHARES                                                            (NOTE 1)
 ------                                                           ----------
  COMPUTER SERVICE AND SOFTWARE -- 5.4%
 1,047  Cisco Systems, Inc.+...................................   $   70,280
   262  Dell Computer Corporation+.............................       30,769
   385  EMC Corporation+.......................................       15,015
   230  Gateway 2000, Inc.+....................................        7,461
 1,180  International Business Machines Corporation............      106,421
   938  Oracle Corporation+....................................       47,252
                                                                  ----------
                                                                     277,198
                                                                  ----------
  RETAIL -- 4.5%
   285  Albertson's, Inc. .....................................       10,403
   193  Autozone, Inc.+........................................        4,548
   131  Circuit City Stores--Circuit City Group+...............        4,659
   278  Federated Department Stores, Inc.+.....................        9,661
   327  Gap, Inc. .............................................       12,712
   100  General Nutrition Companies, Inc.+.....................        2,800
   214  Lowe's Companies, Inc. ................................        7,945
   278  May Department Stores Company..........................       13,135
    48  Nine West Group, Inc.+.................................        1,833
   303  Penney (J.C.) Company, Inc. ...........................       15,813
   522  Sears Roebuck & Company................................       28,058
   308  The Limited Inc. ......................................        6,237
   196  TJX Companies Inc. ....................................        5,170
   380  Toys R Us Inc. ........................................       13,300
 2,909  Wal-Mart Stores Inc. ..................................       98,360
                                                                  ----------
                                                                     234,634
                                                                  ----------
  INSURANCE -- 4.3%
    47  Aegon N.V., ADR........................................        3,287
   126  Aetna Inc. ............................................       12,899
   231  American General Corporation...........................       11,030
   639  American International Group Inc. .....................       95,451
    85  CIGNA Corporation+.....................................       15,087
    93  General Re Corporation.................................       16,926
   135  Hartford Financial Services Group Inc. ................       11,171
   118  Lincoln National Corporation...........................        7,596
   228  Marsh & McLennan Companies, Inc. ......................       16,274
    62  MBIA, Inc. ............................................        6,994
    32  Mercury General Corporation............................        2,328
   145  Safeco Corporation.....................................        6,770
    48  The PMI Group Inc. ....................................        2,994
    95  Transamerica Corporation...............................        8,888
   162  UNUM Corporation.......................................        6,804
                                                                  ----------
                                                                     224,499
                                                                  ----------
  UTILITIES -- ELECTRIC -- 3.4%
   119  Allegheny Power System, Inc. ..........................        3,176
   196  American Electric Power Company........................        8,232
   164  Baltimore Gas & Electric Company.......................        4,377
   236  Central and Southwest Corporation......................        5,015
   154  CINergy Corporation....................................        5,361
    99  CMS Energy Corporation.................................        3,490
   239  Consolidated Edison Company of New York, Inc ..........        7,036


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                    VALUE
 SHARES                                                            (NOTE 1)
 ------                                                           ----------
 COMMON STOCK -- (CONTINUED)
  UTILITIES -- ELECTRIC -- (CONTINUED)
   205  Dominion Resources Inc. ...............................   $    7,508
   161  DTE Energy Company.....................................        4,448
   401  Duke Energy Corporation................................       19,214
   449  Emerson Electric Company...............................       24,723
   317  Enron Corporation......................................       12,937
   241  Entergy Corporation....................................        6,597
   118  GPU, Inc. .............................................        4,233
   241  Houston Industries, Inc. ..............................        5,166
    74  Illinova Corporation...................................        1,628
    64  Kansas City Power & Light Company......................        1,828
    72  New England Electric System............................        2,664
    77  Northern States Power Company..........................        3,985
   218  Peco Energy Company....................................        4,578
    95  Pinnacle West Capital Corporation......................        2,856
   132  Potomac Electric Power Company.........................        3,052
   159  PP & L Resources, Inc. ................................        3,170
   708  Southern Company.......................................       15,488
   241  Unicom Corporation.....................................        5,362
   109  Union Electric Company.................................        4,108
   119  Wisconsin Energy Corporation...........................        2,960
                                                                  ----------
                                                                     173,192
                                                                  ----------
  AEROSPACE AND DEFENSE -- 3.1%
   540  AlliedSignal Corporation...............................       45,360
   156  Coltec Industries, Inc.+...............................        3,042
 1,307  McDonnell Douglas Corporation..........................       89,530
   434  Raytheon Company.......................................       22,134
                                                                  ----------
                                                                     160,066
                                                                  ----------
  HEALTHCARE -- 2.9%
 1,580  Columbia/HCA Healthcare Corporation....................       62,114
   127  Health Care & Retirement Corporation+..................        4,239
   302  Health Management Associates, Inc.+....................        8,607
   462  Humana, Inc.+..........................................       10,684
   181  Johnson & Johnson Company..............................       11,652
   855  Tenet Healthcare Corporation+..........................       25,276
   527  United Healthcare Corporation..........................       27,404
                                                                  ----------
                                                                     149,976
                                                                  ----------
  AUTOMOTIVES -- 2.3%
    42  Cummins Engine Company, Inc. ..........................        2,964
 1,350  Ford Motor Company.....................................       50,962
   735  General Motors Corporation, Class H....................       42,446
   191  Goodyear Tire & Rubber Company+........................       12,093
   218  ITT Industries.........................................        5,614
   172  Johnson Controls, Inc. ................................        7,063
                                                                  ----------
                                                                     121,142
                                                                  ----------

                                                                    VALUE
 SHARES                                                            (NOTE 1)
 ------                                                           ----------
  ELECTRICAL EQUIPMENT -- 2.3%
   174  Cooper Industries Inc. ................................   $    8,656
 1,608  General Electric Company...............................      105,123
    52  General Signal Corporation.............................        2,268
                                                                  ----------
                                                                     116,047
                                                                  ----------
  DIVERSIFIED CHEMICALS -- 2.1%
   262  Dow Chemical Company...................................       22,827
 1,246  du Pont (E.I.) de Nemours & Company....................       78,342
    90  Raychem Corporation....................................        6,694
                                                                  ----------
                                                                     107,863
                                                                  ----------
  ENERGY SERVICES -- 1.8%
   145  Amerada Hess Corporation...............................        8,056
   116  Ashland Inc. ..........................................        5,380
   227  Baker Hughes, Inc. ....................................        8,782
   195  Burlington Resources Inc. .............................        8,604
    80  Cooper Cameron Corporation+............................        3,740
    52  Diamond Offshore Drilling, Inc.+.......................        4,050
   207  Noble Drilling Corporation+............................        4,670
    52  Pogo Producing Company.................................        2,012
   315  Tenneco Inc. ..........................................       14,234
   205  Tosco Corporation......................................        6,137
   391  Unocal Corporation.....................................       15,176
    69  Valero Energy Corporation..............................        2,501
    84  Western Atlas, Inc. ...................................        6,153
   160  Wheelabrator Technologies, Inc. .......................        2,470
                                                                  ----------
                                                                      91,965
                                                                  ----------
  PAPER AND PAPER PRODUCTS -- 1.6%
    82  Boise Cascade Corporation..............................        2,896
    66  Bowater, Inc. .........................................        3,053
   130  Champion International Corporation.....................        7,183
   117  James River Corporation of Virginia....................        4,329
   689  Kimberly-Clark Corporation.............................       34,278
   148  Louisiana-Pacific Corporation..........................        3,127
   115  Mead Corporation.......................................        7,159
   123  Temple-Inland, Inc. ...................................        6,642
   277  Weyerhauser Company....................................       14,404
                                                                  ----------
                                                                      83,071
                                                                  ----------
  METALS AND MINING -- 1.3%
   291  Alcan Aluminum Ltd. ...................................       10,094
   274  Allegheny Teledyne Inc. ...............................        7,398
   277  Aluminum Company of America............................       20,879
   326  Freeport McMoRan Copper & Gold Inc., Class A...........        9,535
    62  Harnischfeger Industries Inc. .........................        2,573
   129  Nucor Corporation......................................        7,288
    93  Reynolds Metals Company................................        6,626
                                                                  ----------
                                                                      64,393
                                                                  ----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)
                       See Notes to Financial Statements.

                                                                    VALUE
 SHARES                                                            (NOTE 1)
 ------                                                           ----------
 COMMON STOCK -- (CONTINUED)
  PRINTING AND PUBLISHING -- 1.0%
  248   Donnelley (R.R.) & Sons Company........................   $    9,083
  890   Time Warner Inc. ......................................       42,942
                                                                  ----------
                                                                      52,025
                                                                  ----------
  TRANSPORTATION SERVICES -- 0.9%
   79   AMR Corporation+.......................................        7,308
  133   Burlington Northern Santa Fe...........................       11,953
   38   CNF Transportation, Inc. ..............................        1,225
  188   CSX Corporation........................................       10,434
  108   Norfolk Southern Corporation...........................       10,881
   66   Ryder System, Inc. ....................................        2,178
  126   Southwest Airlines Company.............................        3,260
   44   Wisconsin Central Transportation Corporation...........        1,639
                                                                  ----------
                                                                      48,878
                                                                  ----------
  MEDICAL SUPPLIES -- 0.9%
  162   Bard (C.R.), Inc. .....................................        5,883
  157   Bausch & Lomb Inc. ....................................        7,399
  316   Biomet, Inc. ..........................................        5,886
  452   Boston Scientific Corporation+.........................       27,770
                                                                  ----------
                                                                      46,938
                                                                  ----------
  WASTE DISPOSAL -- 0.8%
  391   Browning-Ferris Industries, Inc. ......................       13,001
  931   Waste Management Inc. .................................       29,908
                                                                  ----------
                                                                      42,909
                                                                  ----------
  PETROLEUM -- DOMESTIC -- 0.8%
   93   Anadarko Petroleum Company.............................        5,580
  504   Atlantic Richfield.....................................       35,532
                                                                  ----------
                                                                      41,112
                                                                  ----------
  ELECTRONIC SYSTEMS -- 0.8%
  770   ADT Ltd.+..............................................       25,410
   80   Eaton Corporation......................................        6,985
  221   National Semiconductor Inc.+...........................        6,768
                                                                  ----------
                                                                      39,163
                                                                  ----------
  SPECIALTY CHEMICALS -- 0.7%
  112   Air Products and Chemicals Inc. .......................        9,100
   97   ARCO Chemical Company..................................        4,614
   73   Crompton & Knowles Corporation.........................        1,624
   46   Cytec Industries Inc.+.................................        1,719
   59   Lubrizol Corporation...................................        2,474
   81   Lyondell Petrochemical Company.........................        1,767
   66   Rohm & Haas Company....................................        5,944
  141   Union Carbide Corporation..............................        6,636
  154   Worthington Industries.................................        2,820
                                                                  ----------
                                                                      36,698
                                                                  ----------

                                                                    VALUE
 SHARES                                                            (NOTE 1)
 ------                                                           ----------
  COSMETICS & TOILETRIES -- 0.7%
  162   Avon Products Inc. ....................................   $   11,431
  194   Gillette Company.......................................       18,381
  134   International Flavors & Fragrances, Inc. ..............        6,767
                                                                  ----------
                                                                      36,579
                                                                  ----------
  LODGING -- 0.5%
  154   Extended Stay America, Inc.+...........................        2,425
  423   Hilton Hotels Corporation..............................       11,236
  198   ITT Corporation+.......................................       12,090
                                                                  ----------
                                                                      25,751
                                                                  ----------
  TOYS, GAMES AND HOBBIES -- 0.5%
  224   Hasbro, Inc. ..........................................        6,356
  556   Mattel, Inc. ..........................................       18,835
                                                                  ----------
                                                                      25,191
                                                                  ----------
  BUILDING AND CONSTRUCTION -- 0.5%
  117   Fluor Corporation......................................        6,457
   55   Foster Wheeler Corporation.............................        2,227
  110   Ingersoll-Rand Company.................................        6,793
  121   Owens Corning Inc.+....................................        5,218
  101   USG Corporation........................................        3,687
                                                                  ----------
                                                                      24,382
                                                                  ----------
  MANUFACTURING -- 0.4%
  192   Caterpillar Inc. ......................................       20,616
   90   Cooper Tire & Rubber Company...........................        1,980
                                                                  ----------
                                                                      22,596
                                                                  ----------
  ENTERTAINMENT -- 0.3%
  190   Harrah's Entertainment, Inc.+..........................        3,467
  196   International Game Technology Inc. ....................        3,479
   92   MGM Grand, Inc.+.......................................        3,404
  296   Mirage Resorts, Inc.+..................................        7,474
                                                                  ----------
                                                                      17,824
                                                                  ----------
  RAILROADS -- 0.3%
  214   Union Pacific Corporation..............................       15,087
                                                                  ----------
  APPAREL AND TEXTILES -- 0.2%
  158   Fruit of the Loom, Inc.+...............................        4,898
  121   Unifi Inc. ............................................        4,522
                                                                  ----------
                                                                       9,420
                                                                  ----------
  SCIENTIFIC INSTRUMENTS -- 0.2%
  124   Perkin-Elmer Corporation+..............................        9,866
                                                                  ----------
  AGRICULTURE -- 0.1%
   86   Pioneer Hi-Bred International, Inc. ...................        6,880
                                                                  ----------
  DIVERSIFIED -- 0.1%
   20   Aeroquip-Vickers Inc. .................................          945
   86   PPG Industries, Inc. ..................................        4,999
                                                                  ----------
                                                                       5,944
                                                                  ----------

                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
 COMMON STOCK -- (CONTINUED)
  MACHINERY -- 0.1%
       70  Grainger, (W.W.), Inc. .................................   $    5,473
                                                                      ----------
           Total Common Stock
           (Cost $4,598,996).......................................    5,084,840
                                                                      ----------
 PRINCIPAL
  AMOUNT
 ---------
 U.S. GOVERNMENT TREASURY -- 3.2% (Cost $167,800)
 $169,000  U.S. Treasury Bill,
            5.036%# due 08/21/1997.................................      167,800
                                                                      ----------

TOTAL INVESTMENTS (COST $4,766,796*)......................... 101.5%  5,252,640
OTHER ASSETS AND LIABILITIES (NET)...........................  (1.5)    (76,520)
                                                              -----  ----------
NET ASSETS................................................... 100.0% $5,176,120
                                                              =====  ==========

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                          OPPORTUNITY VALUE PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
 COMMON STOCK -- 62.9%
  BANKING -- 9.6%
  4,000 BankBoston Corporation....................................   $   288,250
  3,500 Citicorp..................................................       421,969
  1,400 Wells Fargo & Company.....................................       377,300
                                                                     -----------
                                                                       1,087,519
                                                                     -----------
  AEROSPACE AND DEFENSE -- 8.3%
  4,500 Lockheed Martin Corporation...............................       466,031
  7,000 McDonnell Douglas Corporation.............................       479,500
                                                                     -----------
                                                                         945,531
                                                                     -----------
  DIVERSIFIED CHEMICALS -- 4.8%
  8,000 duPont (E.I.) de Nemours & Company........................       503,000
    300 Hercules, Inc. ...........................................        14,363
    600 Monsanto Company..........................................        25,837
                                                                     -----------
                                                                         543,200
                                                                     -----------
  TELECOMMUNICATIONS -- 3.9%
 30,000 Tele-Communications, Inc., Class A+.......................       446,250
                                                                     -----------
  MANUFACTURING AND ENGINEERING -- 3.8%
  4,000 Caterpillar, Inc. ........................................       429,500
                                                                     -----------
  TRANSPORTATION -- 3.7%
  6,000 Union Pacific Corporation.................................       423,000
                                                                     -----------
  ELECTRONICS -- 3.6%
  2,800 National Semiconductor Corporation+.......................        85,750
  6,000 Varian Associates, Inc. ..................................       325,500
                                                                     -----------
                                                                         411,250
                                                                     -----------
  FINANCIAL SERVICES -- 3.1%
  7,500 Federal Home Loan Mortgage Corporation....................       257,813
  2,200 Federal National Mortgage Association.....................        95,975
                                                                     -----------
                                                                         353,788
                                                                     -----------
  APPAREL -- 3.1%
  6,000 Nike, Inc., Class B.......................................       350,250
                                                                     -----------
  COMPUTER SERVICE & SOFTWARE -- 2.9%
  6,000 Computer Associates International, Inc. ..................       334,125
                                                                     -----------
  INSURANCE -- 2.6%
  2,400 ACE, Ltd. ................................................       177,300
  2,300 EXEL Ltd. Ord. ...........................................       121,325
                                                                     -----------
                                                                         298,625
                                                                     -----------
  ENERGY -- 2.6%
  4,500 Tenneco, Inc. ............................................       203,344
  2,000 Triton Energy Corporation+................................        91,625
                                                                     -----------
                                                                         294,969
                                                                     -----------
  RESTAURANTS -- 2.5%
  6,000 McDonald's Corporation....................................       289,875
                                                                     -----------
  PAPER AND PAPER PRODUCTS -- 2.4%
  5,000 Champion International Corporation........................       276,250
                                                                     -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
  TOYS, GAMES AND HOBBIES -- 2.4%
  8,000 Mattel, Inc. .............................................   $   271,000
                                                                     -----------
  FOOD AND BEVERAGES -- 2.0%
  5,000 Heinz (H.J.) Company......................................       230,625
                                                                     -----------
  WASTE DISPOSAL -- 1.4%
  3,000 Browning-Ferris Industries, Inc. .........................        99,750
  1,979 Waste Management Inc. ....................................        63,575
                                                                     -----------
                                                                         163,325
                                                                     -----------
  DRUGS AND MEDICAL PRODUCTS -- 0.2%
    400 Becton, Dickinson & Company...............................        20,250
                                                                     -----------
        Total Common Stock
         (Cost $6,566,638)........................................     7,169,332
                                                                     -----------

 PRINCIPAL
   AMOUNT
 ---------
 AGENCY SECURITIES -- 35.5%
  FEDERAL HOME LOAN BANK (FHLB) -- 29.2%
            FHLB, Discount Note:
 $  860,000 5.463%# due 07/01/1997................................       860,000
  1,535,000 5.521%# due 07/24/1997................................     1,529,696
    760,000 5.532%# due 07/30/1997................................       756,688
    185,000 5.517%# due 08/25/1997................................       183,477
                                                                     -----------
                                                                       3,329,861
                                                                     -----------
  FEDERAL FARM CREDIT BANK (FFCB) -- 6.3%
            FFCB, Discount Notes:
    260,000 5.606%# due 07/08/1997................................       259,723
    155,000 5.465%# due 07/21/1997................................       154,538
    185,000 5.499%# due 08/06/1997................................       184,003
    115,000 5.551%# due 09/23/1997................................       113,551
                                                                     -----------
                                                                         711,815
                                                                     -----------
            Total Agency Securities
             (Cost $4,041,676)....................................     4,041,676
                                                                     -----------
 COMMERCIAL PAPER -- 7.2%
    410,000 Ford Motor Credit Corporation,
            5.633%# due 07/16/1997................................       409,057
    410,000 Household Financial Corporation,
            5.678%# due 07/21/1997................................       408,733
                                                                     -----------
            Total Commercial Paper
             (Cost $817,790)......................................       817,790
                                                                     -----------

TOTAL INVESTMENTS
 (COST
 $11,426,104*)... 105.6%  12,028,798
OTHER ASSETS AND
 LIABILITIES
 (NET)...........  (5.6)    (638,239)
         -------- -----  -----------
NET ASSETS....... 100.0% $11,390,559
         ======== =====  ===========

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviation:
Ord. -- Ordinary


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                             VALUE EQUITY PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------
 COMMON STOCK -- 80.0%
  INSURANCE -- 22.6%
 110,000 ACE Ltd. ...............................................   $  8,126,250
  50,000 AFLAC, Inc. ............................................      2,362,500
  16,200 American International Group, Inc. .....................      2,419,875
  76,000 Everest Re Holdings, Inc. ..............................      3,011,500
 156,600 EXEL Ltd. Ord. .........................................      8,260,650
  29,000 General Re Corporation..................................      5,278,000
  20,000 Markel Corporation+.....................................      2,560,000
  80,000 Mid Ocean Ltd. .........................................      4,195,000
  75,000 RenaissanceRe Holdings Ltd. ............................      2,859,375
                                                                    ------------
                                                                      39,073,150
                                                                    ------------
  FINANCIAL SERVICES -- 6.3%
 120,000 Countrywide Credit Industries, Inc. ....................      3,742,500
 142,000 Federal Home Loan Mortgage Corporation..................      4,881,250
  36,000 Travelers Group, Inc....................................      2,270,250
                                                                    ------------
                                                                      10,894,000
                                                                    ------------
  AEROSPACE AND DEFENSE -- 5.7%
  20,000 AlliedSignal, Inc. .....................................      1,680,000
  51,000 Lockheed Martin Corporation.............................      5,281,688
  43,000 McDonnell Douglas Corporation...........................      2,945,500
                                                                    ------------
                                                                       9,907,188
                                                                    ------------
  BANKING -- 5.5%
  36,000 Citicorp................................................      4,340,250
  19,000 Wells Fargo & Company...................................      5,120,500
                                                                    ------------
                                                                       9,460,750
                                                                    ------------
  MANUFACTURING AND ENGINEERING -- 3.7%
  59,000 Caterpillar, Inc. ......................................      6,335,125
                                                                    ------------
  TRANSPORTATION -- 3.3%
  27,000 AMR Corporation+........................................      2,497,500
 114,000 Canadian Pacific, Ord. .................................      3,241,875
                                                                    ------------
                                                                       5,739,375
                                                                    ------------
  ENTERTAINMENT AND LEISURE -- 3.2%
  83,000 Carnival Corporation....................................      3,423,750
  80,000 Sabre Group Holdings, Inc.+.............................      2,170,000
                                                                    ------------
                                                                       5,593,750
                                                                    ------------
  HEALTH CARE -- 3.1%
 180,000 Tenet Healthcare Corporation+...........................      5,321,250
                                                                    ------------
  AUTO PARTS -- ORIGINAL EQUIPMENT -- 2.8%
 140,600 LucasVarity Plc, ADR....................................      4,868,275
                                                                    ------------

                                                           VALUE
 SHARES                                                   (NOTE 1)
 ------                                                 ------------
  TELECOMMUNICATIONS --  2.7%
  43,000 Sprint Corporation..........................   $  2,262,875
 166,000 Tele-Communications, Inc., Class A+.........      2,469,250
                                                        ------------
                                                           4,732,125
                                                        ------------
  ENERGY -- 2.7%
  59,000 Tenneco, Inc. ..............................      2,666,062
  44,000 Triton Energy Corporation+..................      2,015,750
                                                        ------------
                                                           4,681,812
                                                        ------------
  ELECTRONICS -- 2.4%
  66,000 Adaptec, Inc.+..............................      2,293,500
  33,000 Arrow Electronics, Inc.+....................      1,753,125
                                                        ------------
                                                           4,046,625
                                                        ------------
  DIVERSIFIED CHEMICALS -- 2.3%
  30,000 duPont (E.I.) de Nemours & Company..........      1,886,250
  44,000 Hercules, Inc. .............................      2,106,500
                                                        ------------
                                                           3,992,750
                                                        ------------
  DRUGS AND MEDICAL PRODUCTS -- 2.3%
  78,000 Becton, Dickinson & Company.................      3,948,750
                                                        ------------
  RETAIL -- 2.2%
  81,500 May Department Stores Company...............      3,850,875
                                                        ------------
  RESTAURANTS -- 1.7%
  61,000 McDonald's Corporation......................      2,947,063
                                                        ------------
  PRINTING AND PUBLISHING -- 1.6%
  77,000 Donnelley (R.R.) & Sons Company.............      2,820,125
                                                        ------------
  DIVERSIFIED -- 1.5%
  40,000 Textron, Inc. ..............................      2,655,000
                                                        ------------
  TOYS, GAMES AND HOBBIES -- 1.2%
  59,375 Mattel, Inc. ...............................      2,011,328
                                                        ------------
  COMPUTER SERVICE & SOFTWARE -- 1.1%
  60,000 Gateway 2000, Inc.+.........................      1,946,250
                                                        ------------
  MACHINERY -- 1.1%
  30,000 Dover Corporation...........................      1,845,000
                                                        ------------
  COSMETICS AND TOILETRIES -- 1.0%
  24,200 Avon Products, Inc. ........................      1,707,613
                                                        ------------
         Total Common Stock
          (Cost $94,441,799).........................    138,378,179
                                                        ------------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                             VALUE EQUITY PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                             VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                          ------------
 AGENCY SECURITIES -- 4.3%
  FEDERAL HOME LOAN BANK (FHLB) -- 4.3%
   (Cost $7,398,900)
 $7,400,000 FHLB,
             5.441%# due 07/02/1997..............................   $  7,398,900
                                                                    ------------
 COMMERCIAL PAPER -- 13.1%
  7,000,000 Ford Motor Company,
             5.643%# due 07/30/1997..............................      6,968,817
  7,000,000 International Business Machines Corporation,
             5.635%# due 07/23/1997..............................      6,976,429
  2,389,000 John Deere Capital Corporation,
             5.635%# due 07/28/1997..............................      2,379,092
  6,329,000 Merrill Lynch & Company, Inc.,
             5.659%# due 07/16/1997..............................      6,314,364
                                                                    ------------
            Total Commercial Paper
             (Cost $22,638,702)..................................     22,638,702
                                                                    ------------

TOTAL INVESTMENTS
 (COST $124,479,401*).......................................  97.4%  168,415,781
OTHER ASSETS AND LIABILITIES (NET)..........................   2.6     4,571,784
                                                             -----  ------------
NET ASSETS.................................................. 100.0% $172,987,565
                                                             =====  ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviations:
ADR  -- American Depositary Receipt
Ord. -- Ordinary


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

 COMMON STOCK -- 92.0%
  JAPAN -- 21.7%
   2,420 Advantest................................................  $    185,805
  16,000 Alps Electric Company....................................       223,356
  37,000 Amada Company Ltd. ......................................       326,048
  68,000 Canon Inc. ..............................................     1,851,067
  23,000 Citizen Watch Company....................................       177,394
  31,000 Dai Nippon Screen Manufacturing..........................       292,108
  44,000 Daichi Pharmaceutical Company............................       775,466
   6,000 Daifuku Company Ltd. ....................................        79,047
  50,000 Daiwa House Industry Company.............................       610,740
      74 DDI Corporation..........................................       546,211
  61,000 Denso Corporation........................................     1,458,273
     136 East Japan Railway Company...............................       697,710
   9,000 Fanuc Company Ltd. ......................................       345,504
  69,000 Hitachi Ltd. ............................................       770,580
  48,000 Hitachi Zosen Corporation................................       190,970
   4,000 Honda Motor Company Ltd. ................................       120,403
  16,000 Inax.....................................................       119,775
  15,000 Ishihara Sangyo Kaisha+..................................        44,366
  14,000 Ito-Yokado Company.......................................       812,285
  30,000 Kao Corporation..........................................       416,176
  21,000 Kokuyo Company Ltd. .....................................       567,988
  46,000 Komatsu Ltd. ............................................       373,250
  14,000 Komori Corporation.......................................       332,243
  31,000 Kumagai Gumi.............................................        51,660
  48,000 Kuraray Company..........................................       477,424
  20,000 Kyocera Corporation......................................     1,587,925
  25,000 Makita Corporation.......................................       366,444
  37,000 Marui Company Ltd. ......................................       687,606
  60,000 Matsushita Electric Industrial Company...................     1,209,266
  32,000 Mitsubishi Corporation...................................       399,250
 179,000 Mitsubishi Heavy Industries Ltd. ........................     1,372,778
  22,000 Mitsubishi Paper Mills Ltd. .............................        85,992
  74,000 Mitsui Fudosan Company...................................     1,020,111
  15,000 Mitsui Petrochemical Industries..........................        72,242
  16,000 Murata Manufacturing Company.............................       636,566
   9,000 National House Industrial Company........................       118,571
 121,000 NEC Corporation..........................................     1,689,133
   9,000 Nippon Hodo..............................................        77,817
 272,000 Nippon Steel Corporation.................................       868,577
      49 Nippon Telegraph & Telephone Corporation.................       470,270
  59,000 Nomura Securities Company Ltd. ..........................       813,331
  26,000 Pioneer Electronics Corporation..........................       630,633
   4,000 Sangetso Company Ltd.  ..................................        85,155
  41,000 Sankyo Company...........................................     1,377,219
   6,000 Sega Enterprises.........................................       198,927
  58,000 Sekisui Chemical Company Ltd. ...........................       587,009
  41,000 Sekisui House............................................       414,954
   4,620 Seven-Eleven Japan Company Ltd. .........................       349,075
  63,000 Sharp Corporation........................................       868,473
  36,000 Shinetsu Chemicals Company Ltd.  ........................       954,849

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

  10,000 Shiseido Company Ltd. ..................................   $    164,900
  14,900 Sony Corporation........................................      1,298,704
  78,000 Sumitomo Corporation....................................        741,788
  94,000 Sumitomo Electric Industries Ltd. ......................      1,574,663
  20,000 Sumitomo Forestry Company Ltd. .........................        219,867
  15,000 TDK Corporation.........................................      1,100,641
  96,000 Teijin..................................................        452,297
  17,000 Tokio Marine & Fire Insurance Company...................        222,484
   7,700 Tokyo Electron..........................................        368,154
  17,000 Tokyo Steel Manufacturing...............................        189,853
  36,000 Toppan Printing Company Ltd. ...........................        565,371
  22,000 UNY Company Ltd. .......................................        429,961
   7,717 Yurtec Corporation......................................         89,549
                                                                    ------------
                                                                      36,206,254
                                                                    ------------
  UNITED KINGDOM -- 15.0%
  56,000 Abbey National Ord. ....................................        764,706
  64,733 Argos Ord. .............................................        590,205
 189,000 ASDA Group Plc..........................................        390,280
  44,000 British Gas Ord. .......................................        161,934
  43,000 British Petroleum Company Ord. .........................        534,553
 114,000 Cable & Wireless........................................      1,048,890
  73,768 Cadbury Schweppes Ord. .................................        657,840
  97,200 Caradon Plc.............................................        326,163
  44,000 Centrica Plc............................................         53,673
  36,000 Coats Viyella Ord. .....................................         76,437
  42,000 Compass Group Ord. .....................................        471,413
  45,000 Electrocomponents Ord. .................................        336,099
   7,000 GKN Ord. ...............................................        120,593
  75,000 Glaxo Wellcome Ord. ....................................      1,548,730
 127,000 Grand Metropolitan Ord. ................................      1,229,833
 108,000 Guinness Ord. ..........................................      1,057,533
  11,000 Heywood Williams Group Corporation Ord. ................         37,919
  33,000 Hillsdown Holdings Ord. ................................         92,874
 118,000 Kingfisher Ord. ........................................      1,340,168
  52,000 Ladbroke Group Ord. ....................................        203,500
  28,000 Laing (John), Class A, Non-Voting Ord. .................        174,390
 178,000 National Westminster Bank Ord. .........................      2,393,620
  78,000 Rank Group Plc..........................................        494,245
 206,000 Reed International Ord. ................................      1,996,563
  43,000 Rio Tinto Corporation Ord. .............................        749,377
  29,518 Rolls Royce Ord. .......................................        112,814
  89,000 Safeway, Inc. ..........................................        515,036
 279,000 Shell Transport & Trading Ord. .........................      1,902,615
  58,000 Smith (David S.) Holdings Ord. .........................        181,584
 159,600 SmithKline Beecham Equity Units.........................      2,938,221
  68,000 T&N Plc Ord. ...........................................        163,066
  78,000 Tesco Ord. .............................................        479,956
 213,000 Tomkins Ord. ...........................................        922,244
  87,000 United Newspapers & Media Ord. .........................      1,009,098
                                                                    ------------
                                                                      25,076,172
                                                                    ------------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

 COMMON STOCK -- (CONTINUED)
  NETHERLANDS -- 9.5%
  42,880 ABN Amro Holdings N.V. .................................   $    799,535
   9,074 Ahold (Kon) N.V. .......................................        765,528
     994 Akzo Nobel N.V. ........................................        136,220
   2,654 Baan Company............................................        179,827
   3,000 Baan Company N.V. ......................................        206,625
  10,567 CSM CVA.................................................        529,723
 119,890 Elsevier N.V. ..........................................      2,003,358
  12,825 Fortis Amev N.V. .......................................        571,045
   2,960 Hagemeyer...............................................        152,908
  40,040 International Nederlanden Groep N.V ....................      1,846,054
   4,254 Koninklijke PTT Nederland...............................        166,875
   1,900 Nutricia (Veringde Bedrijven)...........................        300,066
   2,500 Otra N.V ...............................................         40,119
  18,675 Polygram N.V ...........................................        979,941
  71,640 Royal Dutch Petroleum Company...........................      3,726,346
   5,780 Unilever N.V. ..........................................      1,216,718
  18,665 Wolters Kluwer..........................................      2,272,625
                                                                    ------------
                                                                      15,893,513
                                                                    ------------
  FRANCE -- 7.8%
     955 Accor...................................................        143,005
   5,386 Alcatel Alsthom Cie Generale D'Electric.................        674,544
   3,199 Assurances Generales de France..........................        102,229
   2,279 AXA Company.............................................        141,742
   1,460 Canal Plus..............................................        284,214
   1,534 Carrefour...............................................      1,114,080
     845 Changeurs International S.A.+...........................         48,687
   4,040 Compagnie de Saint-Gobain...............................        589,154
   2,808 Dexia France............................................        273,313
  14,990 Eaux (Cie Generale des).................................      1,920,716
   1,630 GTM--Entrepose..........................................         81,573
   1,296 Guilbert SA.............................................        183,482
   1,210 Havas...................................................         87,198
   2,820 Lapeyre.................................................        187,146
   1,103 Legrand.................................................        194,260
     462 L'Oreal.................................................        194,652
   3,638 LVHM Moet Hennessey.....................................        978,107
     845 Pathe+..................................................        167,657
   2,298 Pinault Printemps Redoute...............................      1,104,285
   1,504 Primagaz................................................        133,081
     416 Rexel...................................................        127,702
   6,399 Sanofi SA ..............................................        627,193
  11,282 Schneider...............................................        600,509
   2,347 Societe Generale Ord. ..................................        261,989
   5,670 Societe Nationale Elf Aquitaine.........................        611,700
   1,540 Sodexho.................................................        788,514
   3,290 Television Francaise....................................        293,915
  10,628 Total 'B' Shares........................................      1,074,248
                                                                    ------------
                                                                      12,988,895
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

  SWITZERLAND -- 5.5%
     921 ABB AG..................................................   $  1,393,448
   2,095 Adecco SA...............................................        803,177
   1,479 Ciba Specialty Chemicals................................        136,691
   2,550 Credit Suisse Group.....................................        327,326
   1,216 Nestle SA ..............................................      1,603,352
   1,859 Novartis AG+............................................      2,970,429
     166 Roche Holdings AG Genuscheine...........................      1,500,671
   1,860 Schweizerischer Bankverein..............................        497,248
                                                                    ------------
                                                                       9,232,342
                                                                    ------------
  GERMANY -- 3.9%
   2,780 Allianz AG..............................................        581,840
  19,244 Bayer AG................................................        739,547
   9,711 Bayerische Hypotheken-Und Wechsel Bank..................        290,392
   3,600 Bilfinger & Berger Bau AG...............................        146,564
     232 Buderus AG..............................................        127,710
   5,280 Commerzbank AG..........................................        149,564
   9,836 Deutsche Bank AG........................................        574,723
  14,927 Deutsche Telekom AG.....................................        359,491
   2,042 Fielmann AG.............................................         61,238
  13,820 Gehe AG.................................................        943,020
   3,690 Hoechst AG..............................................        156,533
     700 Hornbach Baumarkt AG....................................         29,502
     566 Mannesmann AG...........................................        252,176
   1,294 Praktiker Bau und Heimwerker+...........................         23,002
   2,922 Rhoen Klinikum AG.......................................        385,367
   1,940 SAP AG..................................................        389,346
   1,305 Schering AG.............................................        139,446
   2,726 Siemens AG..............................................        161,861
  13,721 Veba AG.................................................        771,042
     264 Volkswagen AG...........................................        202,396
                                                                    ------------
                                                                       6,484,760
                                                                    ------------
  HONG KONG -- 3.7%
 163,000 Cathay Pacific Airways..................................        337,685
  32,000 China Light & Power Company.............................        181,328
  87,000 Dao Heng Bank Group.....................................        476,140
 287,540 First Pacific Company Ltd. .............................        367,437
  85,000 Guoco Group.............................................        447,640
 244,285 Hong Kong Land Holdings Ord. ...........................        649,798
 132,000 Hutchison Whampoa, Ltd. ................................      1,141,559
 183,120 New World Development Company...........................      1,092,012
  71,000 Swire Pacific Company, Class A..........................        639,223
 182,000 Wharf Holdings..........................................        789,333
                                                                    ------------
                                                                       6,122,155
                                                                    ------------
  SWEDEN -- 2.7%
  25,030 Asea AB Free, Series A..................................        351,077
  86,640 Astra AB, Series B......................................      1,528,842
  13,490 Atlas Copco AS, Series B................................        352,269


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
  SHARES                                                              (NOTE 1)
  ------                                                            ------------

 COMMON STOCK -- (CONTINUED)
  SWEDEN -- (CONTINUED)
     9,480 Electrolux Company AB, Series B.......................   $    683,840
     1,900 Esselte AB , Series B.................................         44,703
     4,355 Granges AB............................................         57,706
    18,800 Hennes & Mauritz AB, Series 5.........................        661,056
     6,880 Nordbanken AB.........................................        232,135
     2,480 Sandvik AB, Series A..................................         70,372
    15,380 Sandvik AB, Series B..................................        436,418
     3,330 Scribona AB Free, Series B............................         38,743
                                                                    ------------
                                                                       4,457,161
                                                                    ------------
  BRAZIL -- 2.5%
     6,086 Cemig Energetica Minas Gerais, ADR....................        321,036
   680,000 Centrais Eletrobras...................................        380,252
     3,930 Cesp Cia Energetica ADS++.............................         78,600
 2,280,000 Companhia Siderugica Nacional.........................         75,185
     6,030 Pao de Acucar, ADS....................................        137,183
    18,612 Telebras, ADR.........................................      2,824,371
       547 Telebras, ADR++.......................................         83,007
    55,559 Telec de Sao Paulo S.A. ..............................         16,386
    21,660 Usinas Siderurgicas de Minas Gerais S.A. .............        239,614
    21,600 White Martins S.A. ...................................         63,202
                                                                    ------------
                                                                       4,218,836
                                                                    ------------
  ITALY -- 2.4%
    34,000 Banca Commerciale Italiana............................         70,404
    58,860 Banca Fideuram........................................        192,345
   206,553 Credito Italiano S.p.A. ..............................        377,893
   121,189 Ente Nazionale Idrocarburi............................        686,184
     3,542 Gucci Group N.V. .....................................        228,016
    24,870 IMI S.p.A. Ord. ......................................        223,843
     4,140 Industrie Natuzzi S.p.A. .............................        106,088
    34,740 Italgas S.p.A. .......................................        112,401
    18,753 Mediolanum S.p.A.+....................................        211,480
     8,000 Rinascente Ord. ......................................         44,450
    89,000 Seat S.p.A. ..........................................         28,691
    45,000 Seat S.p.A. di Risp...................................          9,398
   113,000 S.T.E.T. Societa' Finanziaria
            Telefonica S.p.A. ...................................        658,097
    47,990 Telecom Italia Mobile di Risp S.p.A. .................         85,822
   222,353 Telecom Italia Mobile S.p.A. .........................        719,420
   103,173 Telecom Italia S.p.A. ................................        308,930
                                                                    ------------
                                                                       4,063,462
                                                                    ------------
  SPAIN -- 2.2%
        39 Aguas de Barcelona....................................          1,575
     3,702 Argentaria............................................        207,272
     2,330 Banco Bilbao Vizcaya..................................        189,278
    22,986 Banco de Santander Ord. ..............................        708,222
     1,580 Banco Popular de Espanol..............................        387,092
     5,056 Centros Comerciales Pryca.............................        109,458
     5,212 Empresa Nacional de Electricidad (Endesa).............        437,546
     1,731 Gas Natural S.D.G., S.A. .............................        378,153
    29,786 Iberdrola S.A. .......................................        375,989
     6,832 Repsol S.A. ..........................................        288,859
    18,676 Telefonica de Espana Ord. ............................        539,937
                                                                    ------------
                                                                       3,623,381
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

  AUSTRALIA -- 1.9%
  18,000 Australia and New Zealand Banking
          Group Ltd. ............................................   $    134,728
  52,330 Australian Gas Light Company............................        308,600
  24,000 Boral Ltd. .............................................         75,665
  33,297 Broken Hill Property Company Ord. ......................        490,469
  20,500 Commonwealth Instalment Receipt
          Trustee Ltd. ..........................................        180,486
  78,000 Fosters Brewing Group...................................        145,071
  28,000 John Fairfax Holding....................................         66,472
   6,265 Lend Lease Corporation Ord. ............................        132,626
  11,418 National Australia Bank Ltd. ...........................        163,760
  44,000 National Mutual Holdings Ltd. ..........................         71,190
  32,000 Publishing & Broadcasting Ltd. .........................        184,597
  22,000 St. George Bank Ltd. ...................................        146,538
  71,000 Sydney Harbour Casino+..................................        111,653
  33,000 Tabcorp Holdings Ltd. ..................................        179,637
  46,219 The News Corporation Ord. ..............................        221,894
  22,000 Westpac Banking Corporation.............................        132,566
  27,000 WMC Ltd. ...............................................        170,452
  32,000 Woodside Petroleum Ltd. ................................        275,807
                                                                    ------------
                                                                       3,192,211
                                                                    ------------
  MEXICO -- 1.8%
  49,110 Cemex CPO...............................................        213,186
  16,590 Cemex, Class B..........................................         80,993
  27,310 Cemex, S.A. de C.V......................................        235,549
   2,298 Cifra S.A. de CV, NPV, Class A..........................          4,245
  18,790 Cifra S.A. de CV, NPV, Class C..........................         30,026
 166,346 Cifra S.A. de CV, Class E, ADR..........................        300,255
  18,169 Fomento Economico Mexicana, Series B....................        107,905
  33,683 Gruma S.A. de CV, Series B..............................        155,118
   7,946 Gruma S.A. de CV, Series B, ADR++.......................        153,453
  47,166 Grupo Financiero Banamex, Series B......................        121,068
   1,942 Grupo Financiero Banamex, Series L+.....................          4,564
  84,790 Grupo Industrial Maseca S.A., Class B...................         92,605
  18,986 Grupo Modelo S.A. de CV, Series C.......................        131,391
   1,885 Grupo Televisa S.A., GDR+...............................         57,257
  50,076 Kimberly-Clark de Mexico, Class A.......................        200,367
  11,000 Panamerican Beverages Inc., Class A.....................        361,625
  15,364 Telefonos de Mexico S.A., ADR...........................        733,631
                                                                    ------------
                                                                       2,983,238
                                                                    ------------
  MALAYSIA -- 1.8%
  68,000 Affin Holdings Berhad...................................        161,648
  73,000 Berjaya Sports Toto Berhad..............................        344,176
  84,000 Commerce Asset Holdings Berhad Ord. ....................        221,315
 124,000 Multi-Purpose Holdings Berhad...........................        173,914
 295,000 Renong Berhad...........................................        385,697
  58,000 Resorts World Berhad....................................        174,643
 104,000 Tanjong.................................................        358,479
  60,000 Technology Resources Industries Ltd+....................        103,170
  64,000 Time Engineering Berhad.................................         96,862
 129,000 United Engineers (Malaysia) Berhad......................        930,190
                                                                    ------------
                                                                       2,950,094
                                                                    ------------



                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

 COMMON STOCK -- (CONTINUED)
  SINGAPORE -- 1.7%
  22,000 City Developments Ltd. .................................   $    215,430
  59,000 D.B.S. Land Ord. .......................................        186,529
  16,000 Development Bank of Singapore (F).......................        201,441
  22,400 Fraser & Neave Ord. ....................................        159,810
   4,000 Keppel Corporation Ord. ................................         17,766
   1,000 Keppel Corporation, Class A.............................          4,336
  12,000 Overseas-Chinese Banking Corporation (F)................        124,222
  53,000 Overseas Union Bank (F).................................        329,929
  48,000 Singapore Land..........................................        218,228
  29,000 Singapore Press Holdings (F)............................        584,178
  91,000 United Industrial Corporation...........................         68,742
  66,600 United Overseas Bank (F)................................        684,773
  45,000 Wing Tai Holdings.......................................        129,677
                                                                    ------------
                                                                       2,925,061
                                                                    ------------
  NORWAY -- 1.6%
   2,170 Bergesen DY AS, Class A.................................         51,517
  23,650 Norsk Hydro AS..........................................      1,287,501
  16,050 Orkla Booregaard AS.....................................      1,184,720
   4,670 Saga Petroleum, Series B................................         81,559
                                                                    ------------
                                                                       2,605,297
                                                                    ------------
  ARGENTINA -- 1.2%
   5,274 Banco de Galicia--Buenos Aires..........................        139,102
   4,858 Banco Frances del Rio de la Plata S.A., ADR.............        157,885
  36,209 Perez Companc (Naviera).................................        291,168
   1,080 Sociedad Comercial Del Plata, ADR++.....................         37,354
   6,950 Telecom Argentina.......................................         36,285
     850 Telecom Argentina Stet S.A., ADR........................         44,625
  24,000 Telefonica de Argentina S.A., ADR.......................        831,000
   2,630 Transportadora de Gas, ADR..............................         32,875
  12,341 Y.P.F Sociedad Anonima..................................        379,486
                                                                    ------------
                                                                       1,949,780
                                                                    ------------
  BELGIUM -- 1.1%
   1,295 Credit Communal de Belgique S.A.+.......................        139,071
   1,060 Generale de Banque Ord. ................................        407,919
      80 Generale de Banque S.A. ................................             36
   2,620 Kredietbank International NV............................      1,055,571
      72 U.B.C. .................................................        228,063
                                                                    ------------
                                                                       1,830,660
                                                                    ------------
  KOREA -- 0.7%
  13,600 Korea Electric Power Corporation........................        254,150
   3,052 Samsung Electronics Company, GDR+.......................        177,398
   5,227 Samsung Electronics Company,
          Non-Voting, GDR........................................        140,789
  45,408 The Korea Fund..........................................        669,768
                                                                    ------------
                                                                       1,242,105
                                                                    ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

  CHILE -- 0.5%
     718 AFP Provida, ADR........................................   $     15,706
   4,775 Chilectra S.A.++........................................        138,575
   2,515 Chilgener S.A., ADS.....................................         70,420
   2,241 CIA Cerveceria Unidas SA, ADR...........................         49,162
   4,271 CIA Telecom Chile, ADR..................................        140,943
   6,066 Empresa Nacional Electricidad Chile, ADR................        136,864
   3,701 Enersis S.A., ADR.......................................        131,617
   2,652 Santa Isabel SA, ADR....................................         85,527
   2,979 The Chile Fund..........................................         77,826
                                                                    ------------
                                                                         846,640
                                                                    ------------
  PORTUGAL -- 0.5%
  12,060 Estabelec Jeronimo Martins & Filho......................        842,535
                                                                    ------------
  NEW ZEALAND -- 0.5%
  49,909 Air New Zealand Ltd., Class B, Ord.+++..................        152,553
  26,700 Carter Holt Harvey Ord. ................................         69,098
  42,700 Fletcher Challenge (Building Division)..................        128,488
   7,000 Fletcher Challenge (Energy Division)....................         21,159
 101,123 Fletcher Challenge (Forest Division)....................        146,992
  28,000 Fletcher Challenge (Paper Division).....................         67,898
  36,000 Telecom Corporation of New Zealand......................        183,397
  10,000 Tranz Rail Holdings Ord. ...............................         57,057
                                                                    ------------
                                                                         826,642
                                                                    ------------
  CHINA -- 0.4%
  20,100 Huaneng Power International, ADS+.......................        512,550
 750,000 Shanghai Petrochemical..................................        180,063
 420,000 Yizheng Chemical Fibre..................................         74,813
                                                                    ------------
                                                                         767,426
                                                                    ------------
  CANADA -- 0.3%
   9,090 Alcan Aluminum..........................................        310,032
   3,920 Royal Bank of Canada....................................        177,556
                                                                    ------------
                                                                         487,588
                                                                    ------------
  PHILIPPINES -- 0.3%
   6,800 Philippine Long Distance Telephone......................        220,428
  30,938 Philippine National Bank+...............................        209,956
                                                                    ------------
                                                                         430,384
                                                                    ------------
  FINLAND -- 0.3%
   5,600 Nokia AB, Class A.......................................        422,743
                                                                    ------------
  DENMARK -- 0.2%
   2,080 Den Danske Bank.........................................        202,365
     650 Tele Danmark AS, Series B...............................         33,773
   1,950 UniDanmark AS, Series A.................................        109,542
                                                                    ------------
                                                                         345,680
                                                                    ------------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
   ------                                                          ------------

 COMMON STOCK -- (CONTINUED)
  THAILAND -- 0.1%
      7,300 Advanced Information Services (F)...................   $     66,257
     13,300 Bangkok Bank Public Company Ltd. (F)................         95,076
      4,500 Siam Cement Public Company Ltd. (F).................         80,964
                                                                   ------------
                                                                        242,297
                                                                   ------------
  PERU -- 0.1%
      2,880 Credicorp Ltd. .....................................         63,360
      4,365 Telefonica del Peru S.A., ADR.......................        114,308
                                                                   ------------
                                                                        177,668
                                                                   ------------
  VENEZUELA -- 0.1%
      2,740 Compania Anonima Nacional Telefonos de Venezuela,
             ADR+...............................................        118,162
                                                                   ------------
  AUSTRIA -- 0.0%#
        336 EVN Energie-Versorgung
             Niederoesterreich AG...............................         43,289
        630 Flughafen Wein AG...................................         26,611
                                                                   ------------
                                                                         69,900
                                                                   ------------
  CZECHOSLOVAKIA -- 0.0%#
        580 SPT Telecom.........................................         60,825
                                                                   ------------
  PANAMA -- 0.0%#
      1,349 Banco Latinoamericano de Exportaciones, S.A., Series
             E..................................................         58,176
                                                                   ------------
  RUSSIA -- 0.0%#
      1,990 Gazprom, ADR+.......................................         33,979
                                                                   ------------
            Total Common Stock
             (Cost $120,983,764)................................    153,776,022
                                                                   ------------
 PREFERRED STOCK -- 2.0%
  BRAZIL -- 1.7%
 23,967,906 Banco Bradesco S.A..................................        241,560
    150,000 Banco Itau SA ......................................         84,018
    369,000 Brahma-Companhia Cervejaria.........................        281,065
    270,000 Brasmotor S.A. .....................................         60,192
    240,000 Companhia Cimento Portland Itau.....................         82,488
  3,719,511 Companhia Energetica de Minas Gerais................        191,754
    199,060 Coteminas PN........................................         77,660
  2,620,000 Lojas Americanas NPV................................         35,532
    986,328 Petroleo Brasiliero-Petrobras.......................        273,951
  3,371,640 Telebras............................................        511,438
    584,156 Telec de Minas Gerais S.A ..........................        103,369
    607,377 Telecom Do Rio de Janeiro S.A ......................         93,655
  1,684,346 Telecomunicacoes de Sao Paulo.......................        549,949
  7,073,861 Unibanco-Uniao de Bancos Brasileir..................        259,483
      5,862 Usiminas PN.........................................         65,283
                                                                   ------------
                                                                      2,911,397
                                                                   ------------

                                                                      VALUE
  SHARES                                                             (NOTE 1)
  ------                                                           ------------

  GERMANY -- 0.3%
    1,820  Hornbach AG..........................................   $    154,454
      279  Krones AG............................................        113,907
      883  SAP AG Vorzug........................................        183,289
                                                                   ------------
                                                                        451,650
                                                                   ------------
           Total Preferred Stock
            (Cost $2,103,465)...................................      3,363,047
                                                                   ------------
  WARRANTS -- 0.2%
      625  Renong Berhad, Warrants, Expire 11/21/2000+..........            329
      780  Veba AG, Warrants, Expire 04/06/1998+................        262,542
                                                                   ------------
           Total Warrants
            (Cost $94,347)......................................        262,871
                                                                   ------------
 PRINCIPAL
 AMOUNT
 ---------
 CORPORATE BONDS -- 0.1%
 $  7,000  Kredietbank International NV,
            Convertible Bond,
            5.750% due 11/30/2003...............................         28,348
  248,000  Multi Purpose Holdings, Convertible Bond, 3.000% due
            01/13/2002..........................................         82,536
   37,800  Renong Berhad, Convertible Bond,
            4.000% due 05/21/2001...............................         12,130
                                                                   ------------
           Total Corporate Bonds
            (Cost $131,668).....................................        123,014
                                                                   ------------
  SHARES
  ------
  RIGHTS -- 0.0%#
      829  Chilgener ADR Rights.................................          2,765
   16,800  Commerce Asset Holdings Berhad
            Rights to Ord. .....................................          1,622
   10,500  Commerce Asset Holdings Berhad
            Rights to Warrants..................................            599
   10,600  Overseas Union Bank Rights...........................         14,161
       50  Samsung Electronics Company, GDR Rights..............          1,528
       86  Samsung Electronics Company, GDR
            1/2 NV Rights.......................................              0
                                                                   ------------
           Total Rights
            (Cost $23,935)......................................         20,675
                                                                   ------------

TOTAL INVESTMENTS
 (COST $123,337,179*)......................................  94.3%  157,545,629
OTHER ASSETS AND LIABILITIES (NET).........................   5.7     9,609,045
                                                            -----  ------------
NET ASSETS................................................. 100.0% $167,154,674
                                                            =====  ============

------------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+++ The Adviser has deemed these securities to be illiquid. Illiquid securities generally cannot be disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments.
  # Amount represents less than 0.1%.

Abbreviations:
ADR  -- American Depositary Receipt
ADS  -- American Depositary Shares
(F)  -- Foreign or Alien Shares
GDR  -- Global Depositary Receipt
Ord. -- Ordinary


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

At June 30, 1997, sector diversification of the Portfolio was as follows:

                                                           % OF       VALUE
SECTOR DIVERSIFICATION                                  NET ASSETS   (NOTE 1)
----------------------                                  ----------   --------
COMMON STOCK:
Banking................................................     9.0%   $ 15,105,685
Health and Personal Care...............................     7.3      12,220,432
Energy.................................................     7.1      11,944,369
Retail Trade...........................................     6.1      10,216,026
Computers and Communications...........................     6.1      10,208,261
Media..................................................     5.5       9,180,571
Electrical Equipment...................................     5.1       8,515,785
Chemicals..............................................     4.1       6,851,639
Food and Grocery Products..............................     3.8       6,323,882
Diversified Holding Companies..........................     3.7       6,250,617
Business Services......................................     3.4       5,776,611
Household Products.....................................     3.1       5,115,191
Entertainment and Leisure..............................     2.9       4,815,120
Utilities..............................................     2.9       4,807,675
Electronics and Instruments............................     2.8       4,740,059
Construction and Building Materials....................     2.8       4,647,696
Real Estate............................................     2.6       4,372,809
Machinery and Engineering Services.....................     2.5       4,130,736
Financial Services.....................................     2.3       3,793,178
Diversified Industrial Manufacturing...................     1.9       3,196,002
Metals and Mining......................................     1.6       2,603,090
Beverage and Tobacco...................................     1.5       2,525,266
Wholesale Trade........................................     1.1       1,775,116
Transport and Storage..................................     0.8       1,323,133
Insurance..............................................     0.7       1,119,485
Investment Trusts......................................     0.4         747,594
Forestry and Paper Products............................     0.3         551,564
Textiles...............................................     0.3         482,817
Automotive.............................................     0.2         322,799
Aerospace and Defense..................................     0.1         112,814
                                                          -----    ------------
TOTAL COMMON STOCK.....................................    92.0     153,776,022
TOTAL PREFERRED STOCK..................................     2.0       3,363,047
TOTAL WARRANTS.........................................     0.2         262,871
TOTAL CORPORATE BONDS..................................     0.1         123,014
TOTAL RIGHTS...........................................     0.0#         20,675
                                                          -----    ------------
TOTAL INVESTMENTS......................................    94.3     157,545,629
OTHER ASSETS AND LIABILITIES (NET).....................     5.7       9,609,045
                                                          -----    ------------
NET ASSETS.............................................   100.0%   $167,154,674
                                                          =====    ============

------------
# Amount represents less than 0.1%.

                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                   FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY:

                                                           CONTRACT     MARKET
                                                             VALUE      VALUE
                                                             DATE      (NOTE 1)
                                                           --------    --------
   2,283,525 Belgian Franc.............................    07/01/1997  $ 63,449
 100,617,707 Italian Lira..............................    07/02/1997    59,190
                                                                       --------
             Total Forward Foreign Exchange Contracts
              to Buy
              (Contract Amount $122,946)...............                $122,639
                                                                       ========

                  FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL:

                                                           CONTRACT     MARKET
                                                             VALUE      VALUE
                                                             DATE      (NOTE 1)
                                                           --------    --------
     1,285 Malaysian Ringgitt..........................    07/01/1997  $   509
    74,552 French Franc................................    07/02/1997   12,686
     2,080 German Deutsche Mark........................    07/02/1997    1,193
    80,504 Japanese Yen................................    07/02/1997      702
 9,627,166 Portuguese Escudo...........................    07/02/1997   54,703
                                                                       -------
           Total Forward Foreign Exchange Contracts to
            Sell
            (Contract Amount $69,775)..................                $69,793
                                                                       =======


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                     TCW MANAGED ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)


                                                           VALUE
 SHARES                                                   (NOTE 1)
 ------                                                 ------------

 COMMON STOCK -- 75.3%
  TECHNOLOGY -- 16.3%
 119,200 Cisco Systems Inc.+.........................   $  8,001,300
 104,700 Computer Sciences Corporation+..............      7,551,488
 106,300 Intel Corporation...........................     15,074,669
 112,600 Microsoft Corporation+......................     14,229,825
                                                        ------------
                                                          44,857,282
                                                        ------------
  FINANCIAL SERVICES -- 11.3%
  79,800 Associates First Capital Corporation........      4,428,900
  67,600 Citicorp....................................      8,150,025
 147,600 Federal National Mortgage Association.......      6,439,050
  46,600 Green Tree Financial Corporation............      1,660,125
 174,000 Merrill Lynch & Company, Inc. ..............     10,374,750
                                                        ------------
                                                          31,052,850
                                                        ------------
  HEALTH CARE -- 10.0%
 116,000 Amgen, Inc.+................................      6,742,500
  77,000 Johnson & Johnson Company...................      4,956,875
  40,300 Lilly, Eli & Company........................      4,405,294
  69,700 United Healthcare Corporation...............      3,624,400
  62,300 Warner-Lambert Company......................      7,740,775
                                                        ------------
                                                          27,469,844
                                                        ------------
  TELECOMMUNICATIONS -- 5.7%
  84,000 Ascend Communications, Inc.+................      3,307,500
  69,700 Lucent Technologies, Inc. ..................      5,022,756
 320,606 Westinghouse Electric Corporation...........      7,414,014
                                                        ------------
                                                          15,744,270
                                                        ------------
  TRANSPORTATION -- 5.5%
  61,727 Burlington Northern Santa Fe Corporation....      5,547,714
  63,200 Delta Air Lines, Inc. ......................      5,182,400
  60,400 UAL Corporation+............................      4,322,375
                                                        ------------
                                                          15,052,489
                                                        ------------
  BASIC INDUSTRIES -- 5.2%
 110,000 Boeing Company..............................      5,836,875
 101,200 United Technologies Corporation.............      8,399,600
                                                        ------------
                                                          14,236,475
                                                        ------------
  CAPITAL GOODS -- 4.3%
  45,400 American Standard Companies Inc.+...........      2,031,650
  50,700 Caterpillar Inc. ...........................      5,443,913
  55,600 Honeywell Inc. .............................      4,218,650
                                                        ------------
                                                          11,694,213
                                                        ------------
  CONSUMER NON-DURABLES -- 3.2%
  86,400 Philip Morris Companies, Inc. ..............      3,834,000
  35,900 Procter & Gamble Company....................      5,070,875
                                                        ------------
                                                           8,904,875
                                                        ------------
  CONSUMER DURABLES -- 2.6%
 188,700 Ford Motor Company..........................      7,123,425
                                                        ------------

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                             ------------

  FOOD AND BEVERAGES -- 2.5%
  24,800 Kellogg Company..........................................  $  2,123,500
 122,900 PepsiCo, Inc. ...........................................     4,616,431
                                                                    ------------
                                                                       6,739,931
                                                                    ------------
  PAPER AND PAPER PRODUCTS -- 1.9%
 105,200 Kimberly-Clark Corporation...............................     5,233,700
                                                                    ------------
  RETAIL -- 1.7%
  67,866 Home Depot Inc. .........................................     4,678,512
                                                                    ------------
  COMMERCIAL SERVICES -- 1.7%
 116,000 Corrections Corporation of America+......................     4,611,000
                                                                    ------------
  ENTERTAINMENT -- 1.5%
 165,000 Mirage Resorts, Inc.+....................................     4,166,250
                                                                    ------------
  INSURANCE -- 1.2%
  45,800 Marsh & McLennan Companies, Inc. ........................     3,268,975
                                                                    ------------
  PETROLEUM -- INTERNATIONAL -- 0.7%
  22,200 Amoco Corporation........................................     1,930,013
                                                                    ------------
         Total Common Stock
          (Cost $125,026,446).....................................   206,764,104
                                                                    ------------

 PRINCIPAL
   AMOUNT
 ---------
 MORTGAGE-BACKED SECURITIES -- 10.3%
  FEDERAL HOME LOAN MORTGAGE CORPORATION
   (FHLMC) -- 5.7%
            FHLMC:
 $2,144,188 7.500% due 06/01/2011..................................    2,178,688
  3,322,310 7.500% due 08/01/2011..................................    3,375,766
    772,091 8.000% due 12/01/2016..................................      799,523
  2,102,328 7.500% due 01/01/2017..................................    2,120,723
  1,618,205 8.000% due 01/01/2017..................................    1,660,165
    753,657 7.000% due 03/01/2017..................................      749,934
  2,637,693 7.000% due 08/01/2025..................................    2,592,378
  2,057,332 8.000% due 06/01/2026..................................    2,107,777
                                                                      ----------
                                                                      15,584,954
                                                                      ----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) -- 2.5%
            GNMA:
  3,792,321 7.000% due 05/15/2026..................................    3,722,391
  2,675,150 8.000% due 08/15/2026..................................    2,736,999
    488,108 8.000% due 10/15/2026..................................      499,393
                                                                      ----------
                                                                       6,958,783
                                                                      ----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA) -- 2.1%
            FNMA:
  1,000,000 5.438%## due 07/01/1997................................    1,000,000
  1,100,000 7.400% due 07/01/2004..................................    1,146,574
  1,626,519 7.000% due 04/01/2009..................................    1,632,098
    693,172 7.121%# due 12/01/2025.................................      714,404
  1,268,490 6.446%# due 01/01/2026.................................    1,290,892
                                                                      ----------
                                                                       5,783,968
                                                                      ----------
            Total Mortgage-Backed Securities
             (Cost $28,068,686)....................................   28,327,705
                                                                      ----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                     TCW MANAGED ASSET ALLOCATION PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                         ------------

 U.S. TREASURY OBLIGATIONS -- 8.2%
  U.S. TREASURY NOTES -- 6.2%
            U.S. Treasury Notes:
 $1,405,000 5.625% due 11/30/1998...............................   $  1,398,635
  2,720,000 5.875% due 01/31/1999...............................      2,714,478
  3,330,000 6.375% due 04/30/1999...............................      3,347,682
  1,000,000 6.375% due 05/15/1999...............................      1,005,000
    845,000 6.000% due 08/15/1999...............................        842,888
    800,000 6.625% due 04/30/2002...............................        807,376
  4,550,000 7.875% due 11/15/2004...............................      4,910,451
  2,175,000 5.875% due 11/15/2005...............................      2,080,866
                                                                   ------------
                                                                     17,107,376
                                                                   ------------
  U.S. TREASURY BONDS -- 2.0%
            U.S. Treasury Bonds:
  2,400,000 12.000% due 08/15/2013..............................      3,378,384
    330,000  8.000% due 11/15/2021..............................        373,313
  1,635,000  7.500% due 11/15/2024..............................      1,764,018
                                                                   ------------
                                                                      5,515,715
                                                                   ------------
            Total U.S. Treasury Obligations
             (Cost $22,623,091).................................     22,623,091
                                                                   ------------
 CORPORATE BONDS -- 2.3%
    350,000 Associates Corporation of North America, Senior
             Note,
             6.000% due 06/15/2000..............................        345,149
    250,000 Chase Manhattan Corporation,
             Subordinate Note,
             6.500% due 08/01/2005..............................        241,495
    350,000 Comdisco Inc., Note,
             6.375% due 11/30/2001..............................        342,612
    175,000 First Interstate Bancorp, Subordinate
             Capital Note,
             8.625% due 04/01/1999..............................        181,477
    350,000 Fleet Financial Group, Inc.,
             Subordinate Note,
             7.125% due 04/15/2006..............................        349,013
    300,000 Florida Power & Light Company, First Mortgage Bond,
             7.050% due 12/01/2026..............................        280,677
    250,000 General American Transportation, Note,
             6.750% due 03/01/2006..............................        241,930
    350,000 General Motors Corporation, Debenture,
             8.100% due 06/15/2024..............................        358,921
    350,000 Hartford Life Insurance Company, Note,
             7.650% due 06/15/2027..............................        348,800
    350,000 Lehman Brothers, Inc., Note,
             7.125% due 04/15/2002..............................        348,894
            May Department Stores Company:
             Debenture:
    350,000  7.450% due 09/15/2011..............................        357,133
     15,000  9.750% due 02/15/2021..............................         17,859
    350,000 Mead Corporation, Debenture,
             7.125% due 08/01/2025..............................        322,837
    250,000 NationsBank Corporation, Subordinate Note,
             7.500% due 09/15/2006..............................        256,692
    300,000 News America Holdings, Inc., Note,
             8.500% due 02/15/2005..............................        319,475

 PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 ---------                                                         ------------

 $  350,000 Norwest Corporation, Medium Term Note,
             6.125% due 10/15/2000..............................   $    345,425
    350,000 Pacificorp, Medium Term Note,
             6.310% due 07/28/2003..............................        339,059
    250,000 Praxair Inc., Debenture,
             8.700% due 07/15/2022..............................        265,090
    350,000 Texas Utilities Electric Company, First Mortgage
             Bond,
             7.875% due 03/01/2023..............................        345,996
    250,000 Union Electric Company, First Mortgage Bond,
             6.750% due 05/01/2008..............................        244,195
    350,000 Union Pacific Corporation, Note,
             7.875% due 02/15/2002..............................        363,335
                                                                   ------------
            Total Corporate Bonds
             (Cost $6,216,609)..................................      6,216,064
                                                                   ------------
 COMMERCIAL PAPER -- 4.4%
  4,000,000 J.P. Morgan & Company,
             5.54%## due 07/01/1997.............................      4,000,000
  8,000,000 Preferred Receivables Corporation,
             6.25%## due 07/01/1997.............................      8,000,000
                                                                   ------------
            Total Commercial Paper
             (Cost $12,000,000).................................     12,000,000
                                                                   ------------

TOTAL INVESTMENTS
 (COST $193,934,832*)...................................... 100.5%  275,930,964
OTHER ASSETS AND LIABILITIES (NET).........................  (0.5)   (1,323,564)
                                                            -----  ------------
NET ASSETS................................................. 100.0% $274,607,400
                                                            =====  ============

------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.
# Variable rate security. The interest rate shown reflects the rate in effect at June 30, 1997.
## Rate represents annualized discount yield at date of purchase.


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                           TCW MONEY MARKET PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
 ---------                                                           -----------
 COMMERCIAL PAPER -- 68.7%
 $1,000,000 Ameritech Corporation,
             5.500%# due 07/16/1997...............................   $   997,708
  2,000,000 Barclays US Funding Corporation,
             5.570%# due 08/04/1997...............................     1,989,479
  2,000,000 Bear Stearns Company Inc.,
             5.550%# due 07/08/1997...............................     1,997,842
    600,000 BellSouth Telecommunications Inc.,
             5.520%# due 07/08/1997...............................       599,356
  1,900,000 Beneficial Corporation,
             5.530%# due 07/11/1997...............................     1,897,081
  2,000,000 Cargill Inc.,
             5.560%# due 10/01/1997...............................     1,971,582
  2,000,000 Ciesco L.P.,
             5.550%# due 07/02/1997...............................     1,999,692
  1,900,000 Deere (John) Capital Corporation,
             5.500%# due 07/10/1997...............................     1,897,387
  1,600,000 duPont (E.I.) de Nemours and Company,
             5.550%# due 07/15/1997...............................     1,596,547
  2,300,000 Merrill Lynch & Company, Inc.,
             5.580%# due 07/09/1997...............................     2,297,148
  2,000,000 Metlife Funding Inc.,
             5.520%# due 07/07/1997...............................     1,998,160
  1,400,000 Morgan (J.P.) & Company, Inc.,
             5.540%# due 07/01/1997...............................     1,400,000
  2,600,000 Morgan Stanley, Dean Witter,
             Discover & Company,
             5.560%# due 07/22/1997...............................     2,591,567
  1,800,000 PACCAR Financial Corporation,
             5.500%# due 07/10/1997...............................     1,797,525
  2,000,000 Pitney-Bowes Credit Corporation,
             5.660%# due 09/17/1997...............................     1,975,473
  2,200,000 Preferred Receivables Funding Corporation,
             5.550%# due 07/09/1997...............................     2,197,287
  1,300,000 Prudential Funding Corporation,
             5.530%# due 07/03/1997...............................     1,299,601
  1,100,000 Schering Corporation,
             5.620%# due 07/29/1997...............................     1,095,192
  2,200,000 Transamerica Corporation,
             5.650%# due 07/02/1997...............................     2,199,655
  2,180,000 Walt Disney Company,
             5.530%# due 07/18/1997...............................     2,174,307
                                                                     -----------
            Total Commercial Paper
             (Cost $35,972,589)...................................    35,972,589
                                                                     -----------
 U.S. GOVERNMENT AGENCY SECURITIES -- 18.7%
            Federal Farm Credit Bank (FFCB):
  1,000,000 5.340% due 07/01/1997.................................     1,000,000
  3,000,000 5.550% due 08/01/1997.................................     2,999,772
  1,050,000 5.450% due 11/03/1997.................................     1,030,130
                                                                     -----------
                                                                       5,029,902
                                                                     -----------
            Federal Home Loan Mortgage Corporation (FHLMC):
  1,380,000 5.410%# due 07/03/1997................................     1,379,585
    850,000 5.640% due 08/28/1997.................................       849,604
                                                                     -----------
                                                                       2,229,189
                                                                     -----------

 PRINCIPAL                                                             VALUE
 AMOUNT                                                              (NOTE 1)
 ---------                                                          -----------
            Federal Home Loan Bank (FHLB):
 $  500,000 5.840% due 07/24/1997................................   $   500,029
  1,000,000 7.870% due 12/15/1997................................     1,009,658
                                                                    -----------
                                                                      1,509,687
                                                                    -----------
  1,000,000 Student Loan Marketing Association,
             (SLMA) Floater,
            5.260% due 07/17/1997................................     1,000,000
                                                                    -----------
            Total U.S. Government Agency Securities
             (Cost $9,768,778) ..................................     9,768,778
                                                                    -----------
 CORPORATE FIXED INCOME SECURITIES -- 15.5%
    500,000 Associates Corporation of North America, Note,
            5.875% due 08/15/1997................................       499,865
    500,000 CIT Group Holdings, Inc., Note,
            8.750% due 07/01/1997................................       500,000
            Ford Motor Credit Corporation, Notes:
  1,175,000 7.125% due 12/01/1997................................     1,180,176
  1,145,000 8.000% due 12/01/1997................................     1,155,715
            General Electric Cap Corporation, Notes:
  1,000,000 8.000% due 01/15/1998................................     1,012,012
  1,000,000 7.960% due 02/02/1998................................     1,011,410
  1,000,000 NationsBank Corporation, Note,
            6.625% due 01/15/1998................................     1,003,719
    500,000 Norwest Financial Inc., Note,
            6.500% due 11/15/1997................................       501,635
  1,279,000 Wal-Mart Stores Inc., Note,
            5.500% due 09/15/1997................................     1,278,588
                                                                    -----------
            Total Corporate Fixed Income Securities
             (Cost $8,143,120)...................................     8,143,120
                                                                    -----------

TOTAL INVESTMENTS
 (COST $53,884,487*)........................................ 102.9%  53,884,487
OTHER ASSETS AND LIABILITIES (NET)..........................  (2.9)  (1,499,803)
                                                             -----  -----------
NET ASSETS.................................................. 100.0% $52,384,684
                                                             =====  ===========

------------
* Aggregate cost for federal tax purposes.
# Rate represents annualized discount yield at date of purchase.



                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCK -- 85.4%
  PETROLEUM -- INTERNATIONAL -- 8.1%
  12,400 Amerada Hess Corporation.................................   $   688,975
  13,100 Amoco Corporation........................................     1,138,881
  13,200 British Petroleum Company Plc, ADR.......................       988,350
  17,900 Chevron Corporation......................................     1,323,481
  29,000 Exxon Corporation........................................     1,783,500
  16,800 Mobil Corporation........................................     1,173,900
  15,100 Phillips Petroleum Company...............................       660,625
  13,300 Repsol S.A., ADR.........................................       564,419
  21,600 Royal Dutch Petroleum Company, ADR.......................     1,174,500
  13,700 Texaco Inc...............................................     1,489,875
                                                                     -----------
                                                                      10,986,506
                                                                     -----------
  BANKING AND FINANCE -- 7.5%
  24,920 Banc One Corporation.....................................     1,207,063
  10,600 BankBoston Corporation...................................       763,863
  13,300 Bankers Trust New York Corporation.......................     1,157,100
  16,932 Chase Manhattan Corporation..............................     1,643,462
   3,900 Great Western Financial Corporation......................       209,625
  13,400 Mercantile Bankshares Corporation........................       536,000
  12,000 Morgan (J.P.) & Company Inc..............................     1,252,500
  13,700 National City Corporation................................       719,250
  14,500 PNC Bank Corporation.....................................       603,562
  24,700 Signet Banking Corporation...............................       889,200
   4,033 Wells Fargo & Company....................................     1,086,893
                                                                     -----------
                                                                      10,068,518
                                                                     -----------
  TELECOMMUNICATIONS -- 7.0%
  39,700 ALLTEL Corporation.......................................     1,327,469
  36,200 AT&T Corporation.........................................     1,269,263
  23,800 BCE Inc..................................................       666,400
  15,700 Bell Atlantic Corporation................................     1,191,238
  19,300 BellSouth Corporation....................................       895,038
  23,200 Frontier Corporation.....................................       462,550
  22,800 GTE Corporation..........................................     1,000,350
  16,841 SBC Communications, Inc..................................     1,042,037
  12,300 Southern New England Telecommunications Corporation......       478,162
  11,700 Sprint Corporation.......................................       615,713
  12,600 US West Inc..............................................       474,863
                                                                     -----------
                                                                       9,423,083
                                                                     -----------
  UTILITIES -- ELECTRIC -- 6.0%
  14,300 Baltimore Gas & Electric Company.........................       381,631
  35,600 Centerior Energy Corporation.............................       398,275
  18,100 Central and Southwest Corporation........................       384,625
  18,500 Dominion Resources Inc...................................       677,562
  21,500 DQE Inc..................................................       607,375
  13,200 Edison International Company.............................       328,350
  20,700 Entergy Corporation......................................       566,663
   8,100 Florida Progress Corporation.............................       253,631
   7,700 GPU, Inc.................................................       276,238
  21,200 Ohio Edison Company......................................       462,425

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

  27,050 PacifiCorp...............................................   $   595,100
  29,100 Peco Energy Company......................................       611,100
  16,500 Public Service Enterprise Group, Inc.....................       412,500
  34,600 Southern Company.........................................       756,875
  33,900 Unicom Corporation.......................................       754,275
  19,100 Western Resources, Inc...................................       619,556
                                                                     -----------
                                                                       8,086,181
                                                                     -----------
  FOOD AND BEVERAGE -- 5.6%
  24,400 Anheuser-Busch Companies Inc.............................     1,023,275
  15,000 Brown-Forman Corporation, Class B........................       732,188
  25,000 Cadbury Schweppes Ord....................................       222,942
  20,300 General Mills Inc........................................     1,322,037
   6,300 Grand Metropolitan Plc, ADR..............................       246,881
  20,100 Heinz (H.J.) Company.....................................       927,112
   8,900 Kellogg Company..........................................       762,062
  31,000 McCormick & Company, Inc.................................       782,750
  23,700 Quaker Oats Company......................................     1,063,538
  10,600 Sara Lee Corporation.....................................       441,225
                                                                     -----------
                                                                       7,524,010
                                                                     -----------
  FINANCIAL SERVICES -- 5.5%
  12,300 American Express Company.................................       916,350
  24,400 American General Corporation.............................     1,165,100
  26,500 Block (H&R) Inc..........................................       854,625
  24,000 Federal National Mortgage Association....................     1,047,000
  16,800 Fleet Financial Group, Inc...............................     1,062,600
  18,000 St. Paul Companies, Inc..................................     1,372,500
  16,033 Travelers Group, Inc.....................................     1,011,081
                                                                     -----------
                                                                       7,429,256
                                                                     -----------
  CONSUMER PRODUCTS -- 4.5%
  16,100 Gallaher Group Plc, ADR+.................................       296,844
  27,500 Pall Corporation.........................................       639,375
  18,700 Philip Morris Companies Inc..............................       829,813
  25,700 Tambrands Inc............................................     1,281,787
     150 The Dixie Group, Inc.+...................................         1,538
   4,900 Unilever, NV ADR.........................................     1,048,906
  37,900 UST Inc..................................................     1,051,725
  16,000 Whirlpool Corporation....................................       873,000
                                                                     -----------
                                                                       6,022,988
                                                                     -----------
  SPECIALTY CHEMICALS -- 4.2%
  12,400 BetzDearborn, Inc........................................       818,400
   8,900 Eastman Chemical Company.................................       565,150
   3,500 FMC Corporation+.........................................       278,031
  21,500 Great Lakes Chemical Corporation.........................     1,126,062
  14,100 Imperial Chemical Industries Plc, ADR....................       801,938
  15,000 Lubrizol Corporation.....................................       629,062
   8,400 Minnesota Mining & Manufacturing Company.................       856,800
  16,500 Nalco Chemical Company...................................       637,312
                                                                     -----------
                                                                       5,712,755
                                                                     -----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

 COMMON STOCK --  (CONTINUED)
  PHARMACEUTICALS -- 3.3%
  15,200 Abbott Laboratories Company..............................   $ 1,014,600
  16,200 American Home Products Corporation.......................     1,239,300
     680 Novartis AG, ADR+........................................     1,086,548
  31,790 Pharmacia & Upjohn Inc. .................................     1,104,703
                                                                     -----------
                                                                       4,445,151
                                                                     -----------
  PAPER AND PAPER PRODUCTS -- 3.2%
  16,400 Consolidated Papers Inc. ................................       885,600
  14,900 Georgia-Pacific Company..................................     1,272,088
  18,800 International Paper Company..............................       912,975
  26,100 Union Camp Corporation...................................     1,305,000
                                                                     -----------
                                                                       4,375,663
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 3.1%
  23,000 AMP, Inc. ...............................................       960,250
  15,907 Cooper Industries Inc. ..................................       791,373
  26,300 General Electric Company.................................     1,719,363
  14,900 Hubbell Inc., Class B....................................       655,600
                                                                     -----------
                                                                       4,126,586
                                                                     -----------
  MEDIA AND COMMUNICATIONS -- 2.8%
  24,700 Dun & Bradstreet Corporation.............................       648,375
   5,200 Gannet Inc. .............................................       513,500
  26,200 Knight-Ridder, Inc.+.....................................     1,285,437
  12,200 McGraw-Hill Companies Inc. ..............................       717,513
  19,200 Readers Digest Association Inc., Class A.................       550,800
   2,600 Readers Digest Association Inc., Class B.................        71,987
                                                                     -----------
                                                                       3,787,612
                                                                     -----------
  DIVERSIFIED CHEMICALS -- 2.7%
  24,900 Dow Chemical Company.....................................     2,169,412
  24,000 du Pont (E.I.) de Nemours & Company......................     1,509,000
                                                                     -----------
                                                                       3,678,412
                                                                     -----------
  INSURANCE -- 2.5%
  17,200 EXEL Ltd. Ord. ..........................................       907,300
   8,200 Hilb, Rogal and Hamilton Company.........................       139,400
   9,800 Lincoln National Corporation.............................       630,875
  17,200 Safeco Corporation.......................................       803,025
  22,300 USF&G Corporation........................................       535,200
  33,400 Willis Corroon Group Plc, ADR............................       373,662
                                                                     -----------
                                                                       3,389,462
                                                                     -----------
  ENERGY SERVICES -- 2.1%
  26,200 Duke Energy Corporation..................................     1,255,962
  16,300 PG &E Corporation........................................       395,275
  33,000 Witco Corporation........................................     1,251,937
                                                                     -----------
                                                                       2,903,174
                                                                     -----------
  PETROLEUM -- DOMESTIC -- 2.0%
  28,100 Atlantic Richfield Company...............................     1,981,050
  24,500 USX-Marathon Group.......................................       707,438
                                                                     -----------
                                                                       2,688,488
                                                                     -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------

  RETAIL -- 1.8%
  13,900 May Department Stores Company............................   $   656,775
  27,400 Penney (J.C.) Company, Inc. .............................     1,429,937
  14,400 The Limited Inc. ........................................       291,600
                                                                     -----------
                                                                       2,378,312
                                                                     -----------
  MEDICAL SUPPLIES -- 1.6%
  16,900 Bard (C.R.), Inc. .......................................       613,681
  18,900 Bausch & Lomb Inc. ......................................       890,663
  12,600 Baxter International Inc. ...............................       658,350
                                                                     -----------
                                                                       2,162,694
                                                                     -----------
  REAL ESTATE -- 1.5%
   6,100 Rouse Company............................................       179,950
   8,600 Security Capital Pacific Trust...........................       196,725
  38,832 Simon DeBartolo Group, Inc. .............................     1,242,624
   8,300 Weingarten Realty Inc. ..................................       350,675
                                                                     -----------
                                                                       1,969,974
                                                                     -----------
  AUTOMOTIVES -- 1.4%
  10,700 Ford Motor Company.......................................       403,925
  16,600 General Motors Corporation...............................       924,413
  18,150 Genuine Parts Company....................................       614,831
                                                                     -----------
                                                                       1,943,169
                                                                     -----------
  METALS AND MINING -- 1.4%
  24,436 Newmont Mining Corporation...............................       953,004
  12,700 Reynolds Metals Company..................................       904,875
                                                                     -----------
                                                                       1,857,879
                                                                     -----------
  PRINTING AND PUBLISHING -- 1.4%
  25,900 Donnelley (R.R.) & Sons Company..........................       948,588
  21,800 Dow Jones & Company, Inc. ...............................       876,087
                                                                     -----------
                                                                       1,824,675
                                                                     -----------
  COSMETICS & TOILETRIES -- 1.1%
  30,300 International Flavors & Fragrances, Inc. ................     1,530,150
                                                                     -----------
  TRANSPORTATION SERVICES -- 0.9%
  10,400 Alexander & Baldwin Inc. ................................       271,700
  10,900 Burlington Northern Santa Fe Corporation.................       979,638
                                                                     -----------
                                                                       1,251,338
                                                                     -----------
  RAILROADS -- 0.8%
  16,000 Union Pacific Corporation................................     1,128,000
                                                                     -----------
  LODGING -- 0.7%
  15,500 ITT Corporation+ ........................................       946,469
                                                                     -----------
  BUSINESS SERVICES -- 0.5%
  12,100 Deluxe Corporation.......................................       412,913
   4,600 GATX Corporation.........................................       265,650
                                                                     -----------
                                                                         678,563
                                                                     -----------
  DIVERSIFIED -- 0.5%
  17,700 Fortune Brands, Inc. ....................................       660,431
                                                                     -----------



                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
  SHARES                                                             (NOTE 1)
  ------                                                             --------

 COMMON STOCK --  (CONTINUED)
  BUILDING AND CONSTRUCTION -- 0.5%
     8,700 Armstrong World Industries Inc. ......................   $   638,363
                                                                    -----------
  ELECTRONIC SYSTEMS -- 0.4%
     6,500 Eaton Corporation.....................................       567,531
                                                                    -----------
  CONGLOMERATES -- 0.3%
   177,500 Lonhro Ord. ..........................................       376,878
                                                                    -----------
  OTHER -- 0.5%
    26,600 Smith & Nephew Ord. ..................................        73,976
   145,500 Tomkins Plc...........................................       629,983
                                                                    -----------
                                                                        703,959
                                                                    -----------
           Total Common Stock
            (Cost $98,113,701)...................................   115,266,230
                                                                    -----------
 PRINCIPAL
 AMOUNT
 ---------
 U.S. TREASURY OBLIGATIONS -- 1.6%
  U.S. TREASURY NOTES -- 1.2%
           U.S. Treasury Notes:
  $100,000 7.250% due 02/15/1998.................................       100,922
   300,000 5.875% due 11/15/1999.................................       298,077
   100,000 7.125% due 02/29/2000.................................       102,187
   300,000 6.500% due 05/31/2001.................................       301,641
   400,000 5.750% due 08/15/2003.................................       386,248
    50,000 7.500% due 02/15/2005.................................        52,906
   300,000 7.000% due 07/15/2006.................................       308,625
                                                                    -----------
                                                                      1,550,606
                                                                    -----------
  U.S. TREASURY BONDS -- 0.4%
           U.S. Treasury Bonds:
   180,000 5.625% due 02/15/2006.................................       169,060
   400,000 6.000% due 02/15/2026.................................       358,000
                                                                    -----------
                                                                        527,060
                                                                    -----------
           Total U.S. Treasury Obligations
            (Cost $2,062,454)....................................     2,077,666
                                                                    -----------
 COMMERCIAL PAPER -- 12.4%
   187,000 AON Corporation,
            5.760%# due 08/01/1997...............................       186,093
   610,000 Bell Atlantic Financial Corporation,
            5.600%# due 07/02/1997...............................       609,907
 4,892,000 Ciesco, L.P.,
            5.688%# due 08/05/1997++.............................     4,865,603

 PRINCIPAL                                                              VALUE
  AMOUNT                                                              (NOTE 1)
 ---------                                                            --------

 $ 595,000 General Electric Capital Corporation,
            5.658%# due 07/07/1997................................   $   594,448
 2,640,000 Motorola, Inc.,
            5.625%# due 08/05/1997................................     2,625,883
 3,081,000 Pacific Mutual Life Insurance Company,
            6.338%# due 07/01/1997................................     3,081,000
 4,827,000 Siemens Capital Corporation,
            5.625%# due 08/20/1997................................     4,790,127
                                                                     -----------
           Total Commercial Paper
            (Cost $16,753,061)....................................    16,753,061
                                                                     -----------

TOTAL INVESTMENTS (COST $116,929,216*).....................  99.4%  134,096,957
OTHER ASSETS AND LIABILITIES (NET).........................   0.6       826,378
                                                            -----  ------------
NET ASSETS................................................. 100.0% $134,923,335
                                                            =====  ============

------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.
++ Security is not registered under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

Abbreviations:
ADR -- American Depositary Receipt
Ord. -- Ordinary

                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                   FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY:

                                                           CONTRACT     MARKET
                                                             VALUE      VALUE
                                                             DATE      (NOTE 1)
                                                           --------    --------
  8,896 Great Britain Pound Sterling...................    07/01/1997  $ 14,815
 22,447 Great Britain Pound Sterling...................    07/02/1997    37,381
 15,046 Great Britain Pound Sterling...................    07/02/1997    25,056
 93,409 Swiss Franc....................................    07/02/1997    63,949
 15,057 Great Britain Pound Sterling...................    07/03/1997    25,074
                                                                       --------
        Total Forward Foreign Exchange Contracts to Buy
         (Contract Amount $169,304)....................                $166,275
                                                                       ========


                      See Notes to Financial Statements.

 PORTFOLIO OF INVESTMENTS
                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------

 COMMON STOCK -- 94.1%
  FINANCIAL SERVICES -- 9.9%
   9,500 AMBAC Inc. ..............................................   $   725,563
  25,900 Block (H&R) Inc. ........................................       835,275
  23,000 CUC International, Inc.+.................................       587,937
   1,400 Fairfax Financial Holdings, Ltd.+........................       405,518
  28,300 Federal National Mortgage Association....................     1,234,588
  81,800 Federal Home Loan Mortgage Corporation...................     2,811,875
  35,480 First Data Corporation...................................     1,558,903
   4,000 PartnerRe Ltd. ..........................................       152,500
   7,400 St. Paul Companies, Inc. ................................       564,250
                                                                     -----------
                                                                       8,876,409
                                                                     -----------
 COMPUTER SERVICE AND SOFTWARE -- 8.9%
  11,700 Automatic Data Processing Inc. ..........................       549,900
  19,600 BMC Software, Inc.+......................................     1,085,350
  12,800 Cisco Systems Inc.+......................................       859,200
   1,600 Dell Computer Corporation+...............................       187,900
   1,800 Electronic Data Systems Corporation......................        73,800
   4,800 FORE Systems Inc.+.......................................        65,400
  15,000 Getronics NV.............................................       484,487
   5,900 Intel Corporation........................................       836,694
   9,200 Microsoft Corporation+...................................     1,162,650
  21,800 Oracle Corporation+......................................     1,098,175
  16,600 Parametric Technology Company+...........................       706,538
  16,100 Platinum Technology Inc.+................................       213,325
  13,500 3Com Corporation+........................................       607,500
                                                                     -----------
                                                                       7,930,919
                                                                     -----------
 CONSUMER PRODUCTS -- 6.0%
  18,300 Corning Inc. ............................................     1,017,938
  15,300 Masco Corporation........................................       638,775
  30,100 Philip Morris Companies Inc. ............................     1,335,688
   4,100 Procter & Gamble Company.................................       579,125
  15,100 Service Corporation International........................       496,412
  60,600 TAG Heuer International SA, Sponsored ADR+...............       912,788
   1,800 Unilever NV, ADR.........................................       385,312
                                                                     -----------
                                                                       5,366,038
                                                                     -----------
 INSURANCE -- 5.8%
  24,100 ACE Ltd. ................................................     1,780,388
   3,900 Erie Indemnity Company...................................       153,075
   9,800 EXEL Ltd. ...............................................       516,950
   5,200 Leucadia National Corporation............................       160,875
  10,366 Travelers Group Inc. ....................................       653,706
  25,500 UNUM Corporation.........................................     1,071,000
  20,700 Zurich Reinsurance Centre Holdings Inc. .................       817,650
                                                                     -----------
                                                                       5,153,644
                                                                     -----------
 BANKING AND FINANCE -- 4.7%
 125,000 Banca Fideuram...........................................       408,480
   7,100 Citicorp.................................................       855,994
  12,500 Northern Trust Corporation...............................       604,688
  19,500 Norwest Corporation......................................     1,096,875
  10,900 Toronto Dominion Bank ADR................................       322,912
   3,300 Wells Fargo & Company....................................       889,350
                                                                     -----------
                                                                       4,178,299
                                                                     -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------

  TELECOMMUNICATIONS -- 4.7%
   7,500 Ascend Communications, Inc.+.............................   $   295,312
   3,600 Ericsson (LM) Telephone, Class B, ADR....................       141,750
  60,000 Grupo Iusacell S.A. de CV, Series D, ADR +...............       885,000
   2,900 Lucent Technologies, Inc. ...............................       208,981
   5,400 Telebras ADR.............................................       819,450
  11,000 Telecel-Comunicacoes Pessoai+............................       912,552
  25,000 Telecom Italia Mobile SpA................................        80,887
  34,500 Telecom Italia Risp......................................        68,294
  23,500 WorldCom, Inc. ..........................................       752,000
                                                                     -----------
                                                                       4,164,226
                                                                     -----------
  PHARMACEUTICALS -- 4.3%
  31,333 Astra AB, Class B........................................       552,894
   8,300 Biogen Inc.+.............................................       281,162
   8,900 Merck & Company..........................................       921,150
  11,100 Pfizer Inc. .............................................     1,326,450
   6,400 Warner-Lambert Company...................................       795,200
                                                                     -----------
                                                                       3,876,856
                                                                     -----------
  CONGLOMERATES -- 3.8%
      60 Berkshire Hathaway Inc.+.................................     2,832,000
   8,000 Kinnevik Investment AB, Class B..........................       222,869
  40,000 Swire Pacific............................................       360,125
                                                                     -----------
                                                                       3,414,994
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 3.3%
  40,700 General Electric Company.................................     2,660,763
   8,800 Molex Inc., Class A......................................       306,900
                                                                     -----------
                                                                       2,967,663
                                                                     -----------
  MACHINERY -- 3.3%
  32,200 Danaher Corporation......................................     1,636,163
   5,000 Hagermeyer Company.......................................       258,291
  18,800 Teleflex Inc. ...........................................       587,500
  17,200 TriMas Corporation.......................................       483,750
                                                                     -----------
                                                                       2,965,704
                                                                     -----------
  MEDIA AND COMMUNICATIONS -- 3.3%
  15,900 Cox Communications, Inc., Class A+.......................       381,600
  16,300 Tribune Company..........................................       783,419
  27,500 Ver Ned Uitgevers........................................       608,029
  70,000 Vodafone Group Ord. .....................................       340,970
  16,900 Vodafone Group Plc, ADR..................................       818,594
                                                                     -----------
                                                                       2,932,612
                                                                     -----------
  ELECTRONIC COMPONENTS -- 3.2%
  10,100 ADT Ltd.+................................................       333,300
  15,300 Analog Devices Inc.+.....................................       406,406
  11,200 Hewlett-Packard Company..................................       627,200
  11,300 Linear Technology Corporation............................       584,775
  12,500 Maxim Integrated Products Inc.+..........................       710,938
   4,000 Xilinx Inc.+.............................................       196,250
                                                                     -----------
                                                                       2,858,869
                                                                     -----------




                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------

 COMMON STOCK -- (CONTINUED)
  MEDICAL SUPPLIES -- 3.1%
   9,900 Baxter International Inc. ...............................   $   517,275
  11,600 Boston Scientific Corporation +..........................       712,675
   5,800 Medtronic Inc. ..........................................       469,800
     700 Novartis AG+.............................................     1,118,505
                                                                     -----------
                                                                       2,818,255
                                                                     -----------
  RETAIL -- 2.8%
  11,200 Circuit City Stores Inc. ................................       398,300
  17,500 Corporate Express Inc.+..................................       252,656
   5,209 CVS Corporation..........................................       266,961
  10,000 Hennes & Mauritz Company, Series B.......................       351,626
   7,400 Home Depot Inc. .........................................       510,137
   7,000 Kohl's Corporation+......................................       370,562
  11,600 Wal-Mart Stores, Inc.+...................................       392,225
                                                                     -----------
                                                                       2,542,467
                                                                     -----------
  HEALTH CARE SERVICES -- 2.8%
  23,250 Columbia/HCA Healthcare Corporation......................       914,016
  26,400 HEALTHSOUTH Corporation+.................................       658,350
   9,600 Johnson & Johnson Company................................       618,000
   4,300 PacifiCare Health Systems, Inc.+.........................       274,662
                                                                     -----------
                                                                       2,465,028
                                                                     -----------
  BUSINESS SERVICES -- 2.7%
  20,000 Elsevier NV..............................................       334,199
  15,300 Ikon Office Solutions, Inc.+.............................       381,544
   9,900 Interpublic Group of Companies Inc. .....................       606,994
  16,566 Mutual Risk Management Ltd. .............................       759,965
   4,800 Reuters Holdings Plc, Class B, ADR.......................       302,400
                                                                     -----------
                                                                       2,385,102
                                                                     -----------
  FOOD AND BEVERAGE -- 2.4%
   1,000 LVMH Moet Hennessey Louis Vitton Ord. ...................       268,858
  25,300 PepsiCo Inc. ............................................       950,331
   7,600 Safeway Inc.+............................................       350,550
  12,900 Sara Lee Corporation.....................................       536,962
                                                                     -----------
                                                                       2,106,701
                                                                     -----------
  ENTERTAINMENT AND LEISURE -- 2.3%
   2,100 Boston Chicken Inc.+.....................................        29,400
  11,400 Carnival Corporation.....................................       470,250
  13,069 Disney (Walt) Company....................................     1,048,787
   7,600 McDonald's Corporation...................................       367,175
   6,900 Outback Steakhouse Inc.+.................................       166,894
                                                                     -----------
                                                                       2,082,506
                                                                     -----------
  PETROLEUM -- INTERNATIONAL -- 2.3%
   9,000 Mobil Corporation........................................       628,875
  26,400 Royal Dutch Petroleum Company, ADR.......................     1,435,500
                                                                     -----------
                                                                       2,064,375
                                                                     -----------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------

  METALS AND MINING --  1.5%
  16,100 Newmont Mining Corporation...............................   $   627,900
   1,700 Pohang Iron & Steel, ADR.................................        54,400
  20,353 Rustenburg Platinum Holdings Ltd., ADR...................       366,354
  15,000 Rustenburg Platinum Holdings Ltd.+.......................       274,410
                                                                     -----------
                                                                       1,323,064
                                                                     -----------
  AEROSPACE AND DEFENSE -- 1.5%
  15,600 AlliedSignal Corporation.................................     1,310,400
                                                                     -----------
  ENERGY SERVICES -- 1.2%
   3,200 Cooper Cameron Corporation+..............................       149,600
   5,000 Halliburton Company......................................       396,250
   3,100 Hershey Foods Corporation................................       171,469
   2,900 Schlumberger Ltd. .......................................       362,500
                                                                     -----------
                                                                       1,079,819
                                                                     -----------
  PAPER AND PAPER PRODUCTS -- 1.2%
  14,728 Kimberly-Clark Corporation...............................       732,718
  80,000 Kimberly-Clark de Mexico, SA.............................       320,101
                                                                     -----------
                                                                       1,052,819
                                                                     -----------
  REAL ESTATE -- 1.1%
  17,000 Security Capital US Realty++.............................       253,300
  17,200 Starwood Lodging Trust...................................       734,225
                                                                     -----------
                                                                         987,525
                                                                     -----------
  SPECIALTY CHEMICALS -- 0.9%
  16,200 Great Lakes Chemical Corporation.........................       848,475
                                                                     -----------
  TRANSPORTATION -- 0.9%
  49,000 Hutchinson Whampoa, Ltd. ................................       423,761
  25,100 Tranz Rail Holdings Ltd.+................................       423,562
                                                                     -----------
                                                                         847,323
                                                                     -----------
  BIOTECHNOLOGY -- 0.9%
  14,000 Genentech Inc.+..........................................       825,125
                                                                     -----------
  TOYS, GAMES AND HOBBIES -- 0.9%
   5,750 Hasbro Inc. .............................................       163,156
  19,200 Mattel, Inc. ............................................       650,400
                                                                     -----------
                                                                         813,556
                                                                     -----------
  MANUFACTURING -- 0.8%
  10,500 Tyco International Ltd. .................................       730,406
                                                                     -----------
  WASTE DISPOSAL -- 0.4%
  10,400 USA Waste Services, Inc.+................................       401,700
                                                                     -----------
  ENGINEERING AND CONSTRUCTION -- 0.4%
  51,000 United Engineers (Malaysia) Berhad.......................       367,750
                                                                     -----------
  BASIC INDUSTRIES -- 0.4%
   6,600 Boeing Company...........................................       350,212
                                                                     -----------


                      See Notes to Financial Statements.

                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
 SHARES                                                              (NOTE 1)
 ------                                                             -----------

 COMMON STOCK -- (CONTINUED)
  OTHER-- 2.4%
      4,600 Motorola Inc. .......................................   $   349,600
    160,000 Rentokil Initial Plc.................................       562,206
         50 Sig Schweiz Ag.......................................       151,468
    240,000 Tomkins Plc..........................................     1,039,147
                                                                    -----------
                                                                      2,102,421
                                                                    -----------
            Total Common Stock
             (Cost $65,423,239) .................................    84,191,262
                                                                    -----------
 PRINCIPAL
 AMOUNT
 ---------
 COMMERCIAL PAPER -- 5.4%
 $  879,000 Ciesco, L.P.,
            6.287%# due 07/01/1997...............................       879,000
    417,000 Corporate Asset Funding Company, Inc.,
            5.651%# due 07/22/1997+++............................       415,650
  2,545,000 General Electric Capital Corporation,
            5.632% # due 07/21/1997..............................     2,537,195
    220,000 Minnesota Mining & Manufacturing Company,
            5.662% # due 08/12/1997..............................       218,581
    827,000 Motorola Inc.,
            5.625% # due 08/05/1997..............................       822,578
                                                                    -----------
            Total Commercial Paper
             (Cost $4,873,004)...................................     4,873,004
                                                                    -----------

TOTAL INVESTMENTS
 (COST
 $70,296,313*)...  99.5%  89,064,266
OTHER ASSETS AND
 LIABILITIES
 (NET)...........   0.5      429,518
         -------- -----  -----------
NET ASSETS....... 100.0% $89,493,784
         ======== =====  ===========

------------
*   Aggregate cost for federal tax purposes.
+   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#   Rate represents annualized yield at date of purchase.
+++ Security is not registered under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

Abbreviations:
ADR  -- American Depositary Receipt
Ord. -- Ordinary

                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                   FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                                                           CONTRACT     MARKET
                                                             VALUE      VALUE
                                                             DATE      (NOTE 1)
                                                           --------    --------
 1,365,885 Swedish Krona...............................    07/01/1997  $176,574
 2,852,093 Hong Kong Dollar............................    07/03/1997   368,138
                                                                       --------
           Total Forward Foreign Exchange Contracts to
            Buy
            (Contract Amount $548,660).................                $544,712
                                                                       ========


                      See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

 STATEMENTS OF ASSETS AND LIABILITIES

                             ENDEAVOR SERIES TRUST

                           JUNE 30, 1997 (UNAUDITED)

                                         DREYFUS
                            DREYFUS       U.S.
                           SMALL CAP   GOVERNMENT    ENHANCED   OPPORTUNITY     VALUE
                             VALUE     SECURITIES     INDEX        VALUE        EQUITY
                           PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                          ------------ -----------  ----------  -----------  ------------
ASSETS:
Investments, at value
 (Note 1) See
 accompanying schedule..  $112,139,736 $38,054,651  $5,252,640  $12,028,798  $168,415,781
Cash....................         1,683     --            6,244        4,542     3,358,191
Foreign currency (Cost
 $971,465, $56 and
 $3,681, respectively)..       --          --           --          --            --
Receivable for
 investment securities
 sold...................     1,512,003     932,281      --          --            973,425
Receivable for Portfolio
 shares sold............       883,938     286,450      43,230      268,167     1,787,707
Receivable from
 investment manager
 (Note 2)...............       --          --            6,550        2,802       --
Unamortized organization
 costs (Note 5).........         2,611       8,128      24,167       22,773         2,611
Dividends and/or
 interest receivable....        55,331     478,496       4,676        6,034       151,086
Prepaid expenses........         3,669       1,052      --              169         5,514
                          ------------ -----------  ----------  -----------  ------------
Total Assets............   114,598,971  39,761,058   5,337,507   12,333,285   174,694,315
                          ------------ -----------  ----------  -----------  ------------
LIABILITIES:
Payable for investment
 securities purchased...       581,878   3,143,050     128,415      903,558     1,556,330
Payable for Portfolio
 shares redeemed........       --           38,932      --          --            --
Due to Custodian........       --          890,112      --          --            --
Unrealized depreciation
 on forward foreign
 exchange contracts.....       --          --           --          --            --
Transfer agent fees
 payable................            75          75          75           75            75
Investment management
 fee payable (Note 2)...        71,312      18,470       2,950        6,558       110,075
Custodian fees payable
 (Note 2)...............         4,175       1,444       4,646          541         3,176
Accrued Trustees' fees
 and expenses (Note 2)..           618         197          27           57           954
Organization costs
 payable (Note 5).......       --          --           25,000       26,000       --
Accrued dividends
 payable................       --          --           --          --            --
Accrued expenses and
 other payables.........        12,066       3,677         274        5,937        36,140
                          ------------ -----------  ----------  -----------  ------------
Total Liabilities.......       670,124   4,095,957     161,387      942,726     1,706,750
                          ------------ -----------  ----------  -----------  ------------
NET ASSETS..............  $113,928,847 $35,665,101  $5,176,120  $11,390,559  $172,987,565
                          ============ ===========  ==========  ===========  ============
Investments, at
 Identified Cost........  $ 97,662,944 $37,897,953  $4,766,796  $11,426,104  $124,479,401
                          ============ ===========  ==========  ===========  ============
NET ASSETS CONSIST OF:
Undistributed net
 investment income......  $      4,876 $   843,482  $    6,001  $    50,617  $  1,007,223
Accumulated net realized
 gain/(loss) on
 investments sold,
 forward foreign
 exchange contracts and
 foreign currency
 transactions...........     9,008,858    (217,834)        (22)        (891)      904,797
Net unrealized
 appreciation of
 investments, forward
 foreign exchange
 contracts, foreign
 currencies and net
 other assets...........    14,476,792     156,698     485,844      602,694    43,936,464
Paid-in capital.........    90,438,321  34,882,755   4,684,297   10,738,139   127,139,081
                          ------------ -----------  ----------  -----------  ------------
Total Net Assets........  $113,928,847 $35,665,101  $5,176,120  $11,390,559  $172,987,565
                          ============ ===========  ==========  ===========  ============
NET ASSET VALUE,
 offering price and
 redemption price per
 share of beneficial
 interest outstanding...  $      15.47 $     11.17  $    11.19  $     11.02  $      18.84
                          ============ ===========  ==========  ===========  ============
Number of Portfolio
 shares outstanding.....     7,363,970   3,192,043     462,540    1,033,632     9,182,137
                          ============ ===========  ==========  ===========  ============


                      See Notes to Financial Statements.

                      TCW
 T. ROWE PRICE      MANAGED            TCW          T. ROWE PRICE     T. ROWE PRICE
 INTERNATIONAL       ASSET            MONEY            EQUITY            GROWTH
     STOCK         ALLOCATION        MARKET            INCOME             STOCK
   PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
 -------------    ------------     -----------      -------------     -------------
 $157,545,629     $275,930,964     $53,884,487      $134,096,957       $89,064,266
    7,553,584          154,263           1,988               553               277
      958,208          --              --                     53               323
       59,157        1,479,027         --                 24,062           225,652
    1,299,564        1,130,073         221,607         2,172,303         1,073,070
           --          --              --                --                --
           --          --              --                  6,076             6,076
      650,660          740,068         280,206           297,742            75,276
       12,798           16,226           8,292             3,797             2,642
 ------------     ------------     -----------      ------------       -----------
  168,079,600      279,450,621      54,396,580       136,601,543        90,447,582
 ------------     ------------     -----------      ------------       -----------
      732,724        4,597,412       1,044,577         1,545,814           851,609
           --          --              713,718           --                --
           --          --              --                --                --
          325          --              --                  3,029             3,948
           75               75              75                75                75
      120,602          168,024          22,237            84,245            56,574
       21,860            4,885           1,768             4,711             4,906
          930            1,554             309               730               490
           --          --              --                --                --
           --          --              221,550           --                --
       48,410           71,271           7,662            39,604            36,196
 ------------     ------------     -----------      ------------       -----------
      924,926        4,843,221       2,011,896         1,678,208           953,798
 ------------     ------------     -----------      ------------       -----------
 $167,154,674     $274,607,400     $52,384,684      $134,923,335       $89,493,784
 ============     ============     ===========      ============       ===========
 $123,337,179     $193,934,832     $53,884,487      $116,929,216       $70,296,313
 ============     ============     ===========      ============       ===========
 $    604,869     $  1,963,677     $--              $  1,341,422       $   238,559
      604,343        3,417,726          (1,125)        3,944,367         1,943,694
   34,204,161       81,996,132         --             17,165,442        18,764,595
  131,741,301      187,229,865      52,385,809       112,472,104        68,546,936
 ------------     ------------     -----------      ------------       -----------
 $167,154,674     $274,607,400     $52,384,684      $134,923,335       $89,493,784
 ============     ============     ===========      ============       ===========
 $      15.45     $      20.72     $      1.00      $      17.26       $     18.88
 ============     ============     ===========      ============       ===========
   10,815,760       13,253,698      52,385,809         7,815,067         4,740,284
 ============     ============     ===========      ============       ===========


                      See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS
                             ENDEAVOR SERIES TRUST

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                           DREYFUS
                                DREYFUS      U.S.
                               SMALLCAP   GOVERNMENT  ENHANCED  OPPORTUNITY    VALUE
                                 VALUE    SECURITIES   INDEX       VALUE      EQUITY
                               PORTFOLIO  PORTFOLIO  PORTFOLIO*  PORTFOLIO   PORTFOLIO
                              ----------- ---------- ---------- ----------- -----------
INVESTMENT INCOME:
Dividends (Net of foreign
 withholding taxes of $0,
 $0, $150, $0, $2,699,
 $280,794, $1,077, $0,
 $15,981 and $18,380,
 respectively)..............  $   385,265  $--        $ 12,916   $ 24,380   $   922,629
Interest (Net of foreign
 withholding taxes of $348
 for the T. Rowe Price
 International Stock
 Portfolio).................       66,754   960,922      2,799     60,264       736,205
                              -----------  --------   --------   --------   -----------
Total Investment Income.....      452,019   960,922     15,715     84,644     1,658,834
                              -----------  --------   --------   --------   -----------
EXPENSES:
Investment management fee
 (Note 2)...................      381,579    93,966      5,604     20,914       578,207
Custodian fees (Note 2).....       24,370    10,382      9,304      4,113        18,831
Transfer agent fees.........          379       379        150        435           379
Legal and audit fees........       15,006     2,714        159      2,131        16,899
Amortization of organization
 costs (Note 5).............        1,567     2,179        833      2,600         1,567
Trustees' fees and expenses
 (Note 2)...................        2,233       660         27      --            3,388
Other.......................       20,993     4,921        187      3,274        29,627
                              -----------  --------   --------   --------   -----------
 Subtotal...................      446,127   115,201     16,264     33,467       648,898
Waiver/reimbursement from
 investment manager (Note
 2).........................      --          --        (6,550)     --          --
                              -----------  --------   --------   --------   -----------
 Total expenses.............      446,127   115,201      9,714     33,467       648,898
                              -----------  --------   --------   --------   -----------
NET INVESTMENT INCOME.......        5,892   845,721      6,001     51,177     1,009,936
                              -----------  --------   --------   --------   -----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS
 (NOTES 1 AND 3):
Net realized gain/(loss) on:
 Securities.................    9,036,396    61,484        (22)      (891)      908,430
 Forward foreign exchange
  contracts.................      --          --         --         --          --
 Foreign currencies and net
  other assets..............      --          --         --         --               (4)
                              -----------  --------   --------   --------   -----------
Net realized gain/(loss) on
 investments during the
 period.....................    9,036,396    61,484        (22)      (891)      908,426
                              -----------  --------   --------   --------   -----------
Net change in unrealized
 appreciation/(depreciation)
 of:
 Securities.................    7,892,692   (14,523)   485,844    602,534    17,586,672
 Forward foreign exchange
  contracts.................      --          --         --         --          --
 Foreign currencies and net
  other assets..............      --          --         --         --              103
                              -----------  --------   --------   --------   -----------
Net unrealized
 appreciation/(depreciation)
 of investments during the
 period.....................    7,892,692   (14,523)   485,844    602,534    17,586,775
                              -----------  --------   --------   --------   -----------
Net realized and unrealized
 gain/(loss) on investments
 during the period..........   16,929,088    46,961    485,822    601,643    18,495,201
                              -----------  --------   --------   --------   -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..  $16,934,980  $892,682   $491,823   $652,820   $19,505,137
                              ===========  ========   ========   ========   ===========

------------
*The Enhanced Index Portfolio commenced operations on May 2, 1997.


                      See Notes to Financial Statements.

                     TCW
T. ROWE PRICE      MANAGED           TCW          T. ROWE PRICE     T. ROWE PRICE
INTERNATIONAL       ASSET           MONEY            EQUITY            GROWTH
    STOCK        ALLOCATION         MARKET           INCOME             STOCK
  PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO
-------------    -----------      ----------      -------------     -------------
 $ 1,726,411     $   944,909      $--              $ 1,431,802       $   395,396
      15,934       2,092,731       1,318,402           392,382           109,396
 -----------     -----------      ----------       -----------       -----------
   1,742,345       3,037,640       1,318,402         1,824,184           504,792
 -----------     -----------      ----------       -----------       -----------
     646,994         945,395         119,444           407,181           284,135
     116,214          29,017          10,303            27,459            26,319
         379             379             379               379               379
      17,139          28,968           5,515            12,482            15,423
     --              --               --                 1,212             1,212
       3,315           5,856           1,064             2,364             1,661
      41,405          60,437           6,333            30,674            21,400
 -----------     -----------      ----------       -----------       -----------
     825,446       1,070,052         143,038           481,751           350,569
     --              --               --               --                --
 -----------     -----------      ----------       -----------       -----------
     825,446       1,070,052         143,038           481,751           350,569
 -----------     -----------      ----------       -----------       -----------
     916,899       1,967,588       1,175,364         1,342,433           154,223
 -----------     -----------      ----------       -----------       -----------
   3,301,118       9,995,646            (147)        3,966,460         2,001,369
     (36,067)        --               --               (15,140)           (1,207)
     (31,775)            (21)         --                  (850)             (693)
 -----------     -----------      ----------       -----------       -----------
   3,233,276       9,995,625            (147)        3,950,470         1,999,469
 -----------     -----------      ----------       -----------       -----------
  12,783,433      15,707,996          --             9,289,962         9,732,936
        (325)        --               --                (2,899)           (3,948)
      (6,221)        --               --                 1,357               346
 -----------     -----------      ----------       -----------       -----------
  12,776,887      15,707,996          --             9,288,420         9,729,334
 -----------     -----------      ----------       -----------       -----------
  16,010,163      25,703,621            (147)       13,238,890        11,728,803
 -----------     -----------      ----------       -----------       -----------
 $16,927,062     $27,671,209      $1,175,217       $14,581,323       $11,883,026
 ===========     ===========      ==========       ===========       ===========


                      See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS

                             ENDEAVOR SERIES TRUST

                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                              DREYFUS
                                DREYFUS        U.S.
                                SMALLCAP    GOVERNMENT    ENHANCED   OPPORTUNITY     VALUE
                                 VALUE      SECURITIES     INDEX        VALUE        EQUITY
                               PORTFOLIO     PORTFOLIO   PORTFOLIO*   PORTFOLIO    PORTFOLIO
                              ------------  -----------  ----------  -----------  ------------
Net investment income.......  $      5,892  $   845,721  $    6,001  $    51,177  $  1,009,936
Net realized gain/(loss) on
 securities, forward foreign
 exchange contracts and
 foreign currency
 transactions during the
 period.....................     9,036,396       61,484         (22)        (891)      908,426
Net unrealized
 appreciation/(depreciation)
 of securities, forward
 foreign exchange contracts,
 foreign currencies and net
 other assets during the
 period.....................     7,892,692      (14,523)    485,844      602,534    17,586,775
                              ------------  -----------  ----------  -----------  ------------
Net increase in net assets
 resulting from operations..    16,934,980      892,682     491,823      652,820    19,505,137
Distributions to
 shareholders from net
 investment income..........      (635,811)  (1,063,251)     --             (852)   (1,246,683)
Distributions to
 shareholders from net
 realized gains.............   (11,059,249)     --           --          --         (4,562,514)
Net increase in net assets
 from Portfolio share
 transactions (Note 4)......    22,885,479   11,108,468   4,684,297   10,037,466    31,364,330
                              ------------  -----------  ----------  -----------  ------------
Net increase in net assets..    28,125,399   10,937,899   5,176,120   10,689,434    45,060,270
NET ASSETS:
Beginning of period.........    85,803,448   24,727,202      --          701,125   127,927,295
                              ------------  -----------  ----------  -----------  ------------
End of period...............  $113,928,847  $35,665,101  $5,176,120  $11,390,559  $172,987,565
                              ============  ===========  ==========  ===========  ============
Undistributed net investment
 income.....................  $      4,876  $   843,482  $    6,001  $    50,617  $  1,007,223
                              ============  ===========  ==========  ===========  ============

------------
* The Enhanced Index Portfolio commenced operations on May 2, 1997.


                      See Notes to Financial Statements.

                      TCW
 T. ROWE PRICE      MANAGED           TCW        T. ROWE PRICE    T. ROWE PRICE
 INTERNATIONAL       ASSET           MONEY          EQUITY           GROWTH
     STOCK         ALLOCATION       MARKET          INCOME            STOCK
   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
 -------------    ------------    -----------    -------------    -------------
 $    916,899     $  1,967,588    $ 1,175,364    $  1,342,433      $   154,223
    3,233,276        9,995,625           (147)      3,950,470        1,999,469
   12,776,887       15,707,996        --            9,288,420        9,729,334
 ------------     ------------    -----------    ------------      -----------
   16,927,062       27,671,209      1,175,217      14,581,323       11,883,026
   (1,046,567)      (3,471,255)    (1,175,364)     (1,330,453)        (153,147)
      --               --             --           (1,924,150)        (486,466)
   16,838,932       10,197,819     10,839,559      45,345,759       18,517,978
 ------------     ------------    -----------    ------------      -----------
   32,719,427       34,397,773     10,839,412      56,672,479       29,761,391
  134,435,247      240,209,627     41,545,272      78,250,856       59,732,393
 ------------     ------------    -----------    ------------      -----------
 $167,154,674     $274,607,400    $52,384,684    $134,923,335      $89,493,784
 ============     ============    ===========    ============      ===========
 $    604,869     $  1,963,677    $--            $  1,341,422      $   238,559
 ============     ============    ===========    ============      ===========


                      See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS

                             ENDEAVOR SERIES TRUST

                          YEAR ENDED DECEMBER 31, 1996

                                             DREYFUS                                 T. ROWE         TCW
                                DREYFUS       U.S.                                    PRICE        MANAGED         TCW
                               SMALL CAP   GOVERNMENT   OPPORTUNITY    VALUE      INTERNATIONAL     ASSET         MONEY
                                 VALUE     SECURITIES      VALUE       EQUITY         STOCK       ALLOCATION     MARKET
                               PORTFOLIO    PORTFOLIO   PORTFOLIO*   PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                              -----------  -----------  ----------- ------------  -------------  ------------  -----------
Net investment
 income/(loss)..              $   634,709  $ 1,066,216   $   (268)  $  1,244,040  $    818,510   $  3,464,503  $ 1,589,322
Net realized
 gain/(loss) on
 securities,
 forward foreign
 exchange
 contracts and
 foreign
 currency
 transactions
 during the
 year...........               11,050,747     (284,458)     --         4,558,830     1,815,599      2,436,181         (763)
Net unrealized
 appreciation/(depreciation)
 of securities,
 forward foreign
 exchange
 contracts,
 foreign
 currencies and
 net other
 assets during
 the year.......                4,486,377     (151,333)       160     14,300,362    13,305,619     30,117,285      --
                              -----------  -----------   --------   ------------  ------------   ------------  -----------
Net
 increase/(decrease)
 in net assets
 resulting from
 operations.....               16,171,833      630,425       (108)    20,103,232    15,939,728     36,017,969    1,588,559
Distributions to
 shareholders
 from net
 investment
 income.........                 (669,363)    (365,881)     --          (773,280)     (773,317)    (3,944,143)  (1,589,322)
Distributions to
 shareholders
 from net
 realized
 gains..........               (2,256,693)    (202,125)     --        (1,416,509)         (284)       --           --
Net increase in
 net assets from
 Portfolio share
 transactions
 (Note 4).......               19,960,841   11,946,615    701,233     41,383,418    26,917,266      9,260,111   13,994,868
                              -----------  -----------   --------   ------------  ------------   ------------  -----------
Net increase in
 net assets.....               33,206,618   12,009,034    701,125     59,296,861    42,083,393     41,333,937   13,994,105
NET ASSETS:
Beginning of
 year...........               52,596,830   12,718,168      --        68,630,434    92,351,854    198,875,690   27,551,167
                              -----------  -----------   --------   ------------  ------------   ------------  -----------
End of year.....              $85,803,448  $24,727,202   $701,125   $127,927,295  $134,435,247   $240,209,627  $41,545,272
                              ===========  ===========   ========   ============  ============   ============  ===========
Undistributed
 net investment
 income.........              $   634,795  $ 1,061,012   $    292   $  1,243,970  $    734,537   $  3,467,344  $--
                              ===========  ===========   ========   ============  ============   ============  ===========
                                T. ROWE      T. ROWE
                                 PRICE        PRICE
                                EQUITY       GROWTH
                                INCOME        STOCK
                               PORTFOLIO    PORTFOLIO
                              ------------ ------------
Net investment
 income/(loss)..              $ 1,335,864  $   295,735
Net realized
 gain/(loss) on
 securities,
 forward foreign
 exchange
 contracts and
 foreign
 currency
 transactions
 during the
 year...........                1,909,289      375,035
Net unrealized
 appreciation/(depreciation)
 of securities,
 forward foreign
 exchange
 contracts,
 foreign
 currencies and
 net other
 assets during
 the year.......                5,690,833    7,204,066
                              ------------ ------------
Net
 increase/(decrease)
 in net assets
 resulting from
 operations.....                8,935,986    7,874,836
Distributions to
 shareholders
 from net
 investment
 income.........                 (286,763)     (34,313)
Distributions to
 shareholders
 from net
 realized
 gains..........                 (123,166)    (589,782)
Net increase in
 net assets from
 Portfolio share
 transactions
 (Note 4).......               47,814,305   30,830,367
                              ------------ ------------
Net increase in
 net assets.....               56,340,362   38,081,108
NET ASSETS:
Beginning of
 year...........               21,910,494   21,651,285
                              ------------ ------------
End of year.....              $78,250,856  $59,732,393
                              ============ ============
Undistributed
 net investment
 income.........              $ 1,329,442  $   237,483
                              ============ ============

------------
* The Opportunity Value Portfolio commenced operations on November 18, 1996.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            SIX MONTHS
                              ENDED          YEAR        YEAR       YEAR        PERIOD
                             06/30/97        ENDED      ENDED       ENDED       ENDED
                          (UNAUDITED)+++ 12/31/96+++## 12/31/95  12/31/94+++ 12/91/93*+++
                          -------------- ------------- --------  ----------- ------------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....     $  14.69       $ 12.22    $ 10.98     $ 11.18     $ 10.00
                             --------       -------    -------     -------     -------
Net investment income#..         0.00          0.12       0.15        0.10        0.22
Net realized and
 unrealized gain/(loss)
 on investments.........         2.60          2.95       1.36       (0.30)       0.96
                             --------       -------    -------     -------     -------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............         2.60          3.07       1.51       (0.20)       1.18
                             --------       -------    -------     -------     -------
Distributions:
Dividends from net
 investment income......        (0.10)        (0.14)     (0.10)      --           --
Distributions from net
 realized gains.........        (1.72)        (0.46)     (0.17)      --           --
                             --------       -------    -------     -------     -------
Total distributions.....        (1.82)        (0.60)     (0.27)      --           --
                             --------       -------    -------     -------     -------
Net asset value, end of
 period.................     $  15.47       $ 14.69    $ 12.22     $ 10.98     $ 11.18
                             ========       =======    =======     =======     =======
Total return++..........        18.36%        25.63%     14.05%     (1.79)%      11.80%
                             ========       =======    =======     =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......     $113,929       $85,803    $52,597     $35,966     $12,699
Ratio of net investment
 income to average net
 assets.................         0.01%+        0.95%      1.56%       0.89%       3.98%+
Ratio of operating
 expenses to average net
 assets**...............         0.94%+        0.92%      0.87%       1.03%       1.30%+
Portfolio turnover
 rate...................           86%          171%        75%         77%         41%
Average commission rate
 (per share of
 security)(a)...........     $ 0.0515       $0.0539       --         --           --

------------
*   The Portfolio commenced operations on May 4, 1993.
** Annualized operating expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before waiver of fees by investment manager for the period ended December 31, 1993 was $0.18.
## The Dreyfus Corporation became the Portfolio's Adviser effective September 16, 1996.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  SIX MONTHS
                                    ENDED         YEAR       YEAR       PERIOD
                                   06/30/97       ENDED     ENDED       ENDED
                                (UNAUDITED)+++ 12/31/96+++ 12/31/95  12/31/94*+++
                                -------------- ----------- --------  ------------
OPERATING PERFORMANCE:
Net asset value, beginning of
 period.......................     $ 11.23       $ 11.39   $  9.96      $10.00
                                   -------       -------   -------      ------
Net investment income#........        0.32          0.62      0.30        0.24
Net realized and unrealized
 gain/(loss) on investments...       (0.02)        (0.44)     1.25       (0.28)
                                   -------       -------   -------      ------
Net increase/(decrease) in net
 assets resulting from
 investment operations........        0.30          0.18      1.55       (0.04)
                                   -------       -------   -------      ------
Distributions:
Dividends from net investment
 income.......................       (0.36)        (0.22)    (0.12)       --
Distributions from net
 realized gains...............        --           (0.12)     --          --
                                   -------       -------   -------      ------
Total distributions...........       (0.36)        (0.34)    (0.12)       --
                                   -------       -------   -------      ------
Net asset value, end of
 period.......................     $ 11.17       $ 11.23   $ 11.39      $ 9.96
                                   =======       =======   =======      ======
Total return++................        2.80%         1.81%    15.64%     (0.40)%
                                   =======       =======   =======      ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's).......................     $35,665       $24,727   $12,718      $3,505
Ratio of net investment income
 to average net assets........        5.85%+        5.68%     5.58%       4.14%+
Ratio of operating expenses to
 average net assets**.........        0.80%+        0.82%     0.84%       0.78%+
Portfolio turnover rate.......         102%          222%      161%        100%

------------
*   The Portfolio commenced operations on May 13, 1994.
** Annualized operating expense ratio before waiver of fees and reimbursment of expenses by investment manager for the period ended December 31, 1994 was 1.83%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before fees waived and reimbursement of expenses by investment manager for the period ended December 31, 1994 was $0.18.



                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                            ENHANCED INDEX PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                       ENDED
                                                                     06/30/97*
                                                                    (UNAUDITED)
                                                                    -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period...............................   $ 10.00
                                                                      -------
Net investment income#.............................................      0.01
Net realized and unrealized gain on investments....................      1.18
                                                                      -------
Net increase in net assets resulting from investment operations....      1.19
                                                                      -------
Net asset value, end of period.....................................   $ 11.19
                                                                      =======
Total return++.....................................................     11.90%
                                                                      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................   $ 5,176
Ratio of net investment income to average net assets...............      0.80%+
Ratio of operating expenses to average net assets**................      1.30%+
Portfolio turnover rate............................................         0%
Average commission rate (per share of security)(a).................   $0.0299

------------
*   The Portfolio commenced operations on May 2, 1997.
** Annualized operating expense ratio before waiver/reimbursement of fees by investment manager for the period ended June 30, 1997 was 2.18%.
+   Annualized.
++  Total return represents aggregate total return for the period indicated.
# Net investment income before waiver/reimbursement of expenses by investment manager for the period ended June 30, 1997 was $0.00.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                          OPPORTUNITY VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                       ENDED        PERIOD
                                                      06/30/97       ENDED
                                                   (UNAUDITED)+++  12/31/96*
                                                   --------------  ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period..............    $ 10.06       $ 10.00
                                                      -------       -------
Net investment income/(loss)#.....................       0.10         (0.00)##
Net realized and unrealized gain on investments...       0.86          0.06
                                                      -------       -------
Net increase in net assets resulting from
 investment operations............................       0.96          0.06
                                                      -------       -------
Distributions:
Dividends from net investment income..............      (0.00)###     --
Distributions from net realized gains.............       --           --
                                                      -------       -------
Total distributions...............................      (0.00)        --
                                                      -------       -------
Net asset value, end of period....................    $ 11.02       $ 10.06
                                                      =======       =======
Total return++....................................       9.55%         0.60%
                                                      =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............    $11,391       $   701
Ratio of net investment income/(loss) to average
 net assets.......................................       1.95%+       (1.09)%+
Ratio of operating expenses to average net
 assets**.........................................       1.27%+        1.30%+
Portfolio turnover rate...........................          4%            0%
Average commission rate (per share of
 security)(a).....................................    $0.0565       $0.0600

------------
*   The Portfolio commenced operations on November 18, 1996.
** Annualized operating expense ratio before waiver/reimbursement of fees by investment manager for the period ended December 31, 1996 was 12.69%.
+   Annualized
++ Total return represents aggregate total return for the period indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment loss before waiver/reimbursement of expenses by investment manager for the period ended December 31, 1996 was ($0.04).
##  Amount represents greater than $(0.01) per share.
### Amount represents less than $0.01 per share.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                             VALUE EQUITY PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            SIX MONTHS
                              ENDED         YEAR       YEAR      YEAR       PERIOD
                             06/30/97       ENDED     ENDED     ENDED       ENDED
                          (UNAUDITED)+++ 12/31/96+++ 12/31/95  12/31/94  12/31/93*+++
                          -------------- ----------- --------  --------  ------------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....     $  17.21     $  14.23   $ 10.69   $ 10.28     $ 10.00
                             --------     --------   -------   -------     -------
Net investment income#..         0.12         0.20      0.15      0.09        0.05
Net realized and
 unrealized gain on
 investments............         2.18         3.15      3.52      0.33        0.23
                             --------     --------   -------   -------     -------
Net increase in net
 assets resulting from
 investment operations..         2.30         3.35      3.67      0.42        0.28
                             --------     --------   -------   -------     -------
Distributions:
Dividends from net
 investment income......        (0.14)       (0.13)    (0.09)    (0.01)       --
Distributions from net
 realized gains.........        (0.53)       (0.24)    (0.04)     --          --
                             --------     --------   -------   -------     -------
Total distributions.....        (0.67)       (0.37)    (0.13)    (0.01)       --
                             --------     --------   -------   -------     -------
Net asset value, end of
 period.................     $  18.84     $  17.21   $ 14.23   $ 10.69     $ 10.28
                             ========     ========   =======   =======     =======
Total return++..........        13.59%       23.84%    34.59%     4.09%       2.80%
                             ========     ========   =======   =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......     $172,988     $127,927   $68,630   $32,776     $11,178
Ratio of net investment
 income to average net
 assets.................         1.40%+       1.29%     1.56%     1.31%       0.84%+
Ratio of operating
 expenses to average net
 assets**...............         0.90%+       0.91%     0.86%     1.02%       1.30%+
Portfolio turnover
 rate...................            7%          27%       28%       56%          1%
Average commission rate
 (per share of
 security)(a)...........     $ 0.0575     $ 0.0569      --        --          --

------------
*   The Portfolio commenced operations on May 27, 1993.
** Annualized operating expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income before waiver of fees by investment manager for the period ended December 31, 1993 was $0.00.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            SIX MONTHS
                              ENDED         YEAR           YEAR      YEAR        YEAR        YEAR       PERIOD
                             06/30/97       ENDED         ENDED     ENDED        ENDED       ENDED       ENDED
                          (UNAUDITED)+++ 12/31/96+++    12/31/95## 12/31/94   12/31/93+++ 12/31/92+++  12/31/91*
                          -------------- -----------    ---------- --------   ----------- -----------  ---------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....     $  13.95     $  12.19       $ 11.31   $ 11.99      $ 10.12     $10.52      $10.00
                             --------     --------       -------   -------      -------     ------      ------
Net investment
 income/(loss)#.........         0.09         0.09          0.09     (0.02)       (0.04)      0.00***     0.06
Net realized and
 unrealized gain/(loss)
 on investments.........         1.51         1.76          1.06     (0.66)        1.91      (0.38)       0.46
                             --------     --------       -------   -------      -------     ------      ------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............         1.60         1.85          1.15     (0.68)        1.87      (0.38)       0.52
                             --------     --------       -------   -------      -------     ------      ------
Distributions:
Dividends from net
 investment income......        (0.10)       (0.09)         --        --          --         (0.02)       --
Distributions from net
 realized gains.........        --           (0.00)***     (0.27)     --          --          --          --
                             --------     --------       -------   -------      -------     ------      ------
Total distributions.....        (0.10)       (0.09)        (0.27)     --          --         (0.02)       --
                             --------     --------       -------   -------      -------     ------      ------
Net asset value, end of
 period.................     $  15.45     $  13.95       $ 12.19   $ 11.31      $ 11.99     $10.12      $10.52
                             ========     ========       =======   =======      =======     ======      ======
Total return++..........        11.49%       15.23%        10.37%   (5.67)%       18.48%    (3.61)%       5.20%
                             ========     ========       =======   =======      =======     ======      ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......     $167,155     $134,435       $92,352   $84,102      $52,777     $6,305      $3,200
Ratio of net investment
 income/(loss) to
 average net assets.....         1.28%+       0.73%         0.81%    (0.16)%      (0.31)%     0.01%       3.18%+
Ratio of operating
 expenses to average net
 assets**...............         1.15%+       1.18%         1.15%     1.16%        1.52%      1.43%       0.00%+
Portfolio turnover
 rate...................            8%          11%          111%       88%          37%        34%          0%
Average commission rate
 (per share of
 security)(a)...........     $ 0.0009     $ 0.0024          --        --          --          --          --

------------
* Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio, and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies). The Portfolio commenced operations on April 8, 1991.
** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were 2.10% and 6.83%, respectively.
*** Amount represents less than $0.01 per share.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment loss before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 was $(0.07) and $(0.07), respectively.
## Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                     TCW MANAGED ASSET ALLOCATION PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR      YEAR       YEAR        YEAR        YEAR      PERIOD
                           06/30/97     ENDED     ENDED       ENDED       ENDED       ENDED      ENDED
                          (UNAUDITED)  12/31/96  12/31/95  12/31/94+++ 12/31/93+++ 12/31/92+++ 12/31/91*
                          -----------  --------  --------  ----------- ----------- ----------- ---------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $  18.84    $  16.28  $  13.48   $  14.30     $ 12.31     $ 11.37    $10.00
                           --------    --------  --------   --------     -------     -------    ------
Net investment income#..       0.14        0.27      0.33       0.28        0.23        0.24      0.10
Net realized and
 unrealized gain/(loss)
 on investments.........       2.01        2.61      2.72      (1.03)       1.84        0.77      1.27
                           --------    --------  --------   --------     -------     -------    ------
Net increase/(decrease)
 in net assets resulting
 from investment
 operations.............       2.15        2.88      3.05      (0.75)       2.07        1.01      1.37
                           --------    --------  --------   --------     -------     -------    ------
Distributions:
Dividends from net
 investment income......      (0.27)      (0.32)    (0.25)     (0.07)      (0.08)      (0.07)     --
                           --------    --------  --------   --------     -------     -------    ------
Net asset value, end of
 period.................   $  20.72    $  18.84  $  16.28   $  13.48     $ 14.30     $ 12.31    $11.37
                           ========    ========  ========   ========     =======     =======    ======
Total return++..........      11.43%      17.82%    22.91%    (5.28)%      16.79%       9.01%    13.70%
                           ========    ========  ========   ========     =======     =======    ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $274,607    $240,210  $198,876   $172,449     $96,657     $14,055    $4,247
Ratio of net investment
 income to average net
 assets.................       1.56%+      1.59%     2.12%      2.03%       1.71%       2.11%     4.54%+
Ratio of operating
 expenses to average net
 assets**...............       0.85%+      0.85%     0.84%      0.90%       1.12%       1.18%     0.00%+
Portfolio turnover
 rate...................         32%         58%       93%        67%         67%         50%       61%
Average commission rate
 (per share of
 security)(a)...........   $ 0.0600    $ 0.0041     --         --          --          --         --

------------
*   The Portfolio commenced operations on April 8, 1991.
** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were 1.73% and 5.18%, respectively.
+   Annualized.
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
# Net investment income/(loss) before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 was $0.18 and $(0.01), respectively.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.



                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                           TCW MONEY MARKET PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          SIX MONTHS
                             ENDED       YEAR      YEAR      YEAR      YEAR      YEAR     PERIOD
                           06/30/97     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                          (UNAUDITED)  12/31/96  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91*
                          -----------  --------  --------  --------  --------  --------  ---------
OPERATING PERFORMANCE:
Net asset value,
 beginning of period....   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------  --------  --------  --------  --------  --------
Net investment income#..     0.0243      0.0479    0.0540    0.0337    0.0218    0.0287    0.0377
                           --------    --------  --------  --------  --------  --------  --------
Distributions:
Dividends from net
 investment income......    (0.0243)    (0.0479)  (0.0540)  (0.0336)  (0.0218)  (0.0287)  (0.0377)
Distributions from net
 realized gains.........      --          --        --      (0.0001)    --        --        --
                           --------    --------  --------  --------  --------  --------  --------
Total distributions.....    (0.0243)    (0.0479)  (0.0540)  (0.0337)  (0.0218)  (0.0287)  (0.0377)
                           --------    --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.................   $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========  ========  ========  ========  ========  ========
Total return++..........       2.44%       4.91%     5.54%     3.41%     2.19%     2.90%     3.84%
                           ========    ========  ========  ========  ========  ========  ========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)......   $ 52,385    $ 41,545  $ 27,551  $ 20,766  $ 12,836  $  4,527  $  1,907
Ratio of net investment
 income to average net
 assets.................       4.92%+      4.81%     5.37%     3.58%     2.19%     2.84%     5.02%+
Ratio of operating
 expenses to average net
 assets**...............       0.60%+      0.60%     0.60%     0.85%     0.99%     0.91%     0.00%+

------------
*  The Portfolio commenced operations on April 8, 1991.
** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the years ended December 31, 1993 and December 31, 1992, and the period ended December 31, 1991 were 1.23%, 2.37% and 8.48%, respectively.
+  Annualized.
++ Total return represents aggregate total return for the periods indicated.
# Net investment income/(loss) before waiver of fees and/or reimbursement of expenses by investment manager for the years ended December 31, 1993, December 31, 1992 and the period ended December 31, 1991 was $0.0195, $0.0140 and $(0.0259), respectively.


                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                            ENDED         YEAR         YEAR
                                           06/30/97       ENDED       ENDED
                                        (UNAUDITED)+++ 12/31/96+++ 12/31/95*+++
                                        -------------- ----------- ------------
OPERATING PERFORMANCE:
Net asset value, beginning of period..     $  15.49      $ 13.05     $ 10.00
                                           --------      -------     -------
Net investment income.................         0.21         0.41        0.34
Net realized and unrealized gain on
 investments..........................         2.02         2.17        2.71
                                           --------      -------     -------
Net increase in net assets resulting
 from investment operations...........         2.23         2.58        3.05
                                           --------      -------     -------
Distributions:
Dividends from net investment income..        (0.19)       (0.10)       --
Distributions from net realized
 gains................................        (0.27)       (0.04)       --
                                           --------      -------     -------
Total distributions...................        (0.46)       (0.14)       --
                                           --------      -------     -------
Net asset value, end of period........     $  17.26      $ 15.49     $ 13.05
                                           ========      =======     =======
Total return++........................        14.48%       19.88%      30.50%
                                           ========      =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..     $134,923      $78,251     $21,910
Ratio of net investment income to
 average net assets...................         2.64%+       2.89%       3.24%+
Ratio of operating expenses to average
 net assets...........................         0.95%+       0.96%       1.15%+
Portfolio turnover rate...............           14%          19%         16%
Average commission rate (per share of
 security)(a).........................     $ 0.0311      $0.0396        --

------------
*   The Portfolio commenced operations on January 3, 1995.
+   Annualized
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.



                      See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS
                             ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                            ENDED         YEAR         YEAR
                                           06/30/97       ENDED       ENDED
                                        (UNAUDITED)+++ 12/31/96+++ 12/31/95*+++
                                        -------------- ----------- ------------
OPERATING PERFORMANCE:
Net asset value, beginning of period..     $ 16.29       $ 13.72     $ 10.00
                                           -------       -------     -------
Net investment income.................        0.04          0.11        0.08
Net realized and unrealized gain on
 investments..........................        2.69          2.71        3.64
                                           -------       -------     -------
Net increase in net assets resulting
 from investment operations...........        2.73          2.82        3.72
                                           -------       -------     -------
Distributions:
Dividends from net investment income..       (0.03)        (0.01)       --
Distributions from net realized
 gains................................       (0.11)        (0.24)       --
                                           -------       -------     -------
Total distributions...................       (0.14)        (0.25)       --
                                           -------       -------     -------
Net asset value, end of period........     $ 18.88       $ 16.29     $ 13.72
                                           =======       =======     =======
Total return++........................       16.82%        20.77%      37.20%
                                           =======       =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..     $89,494       $59,732     $21,651
Ratio of net investment income to
 average net assets...................        0.43%+        0.75%       0.69%+
Ratio of operating expenses to average
 net assets...........................        0.99%+        1.01%       1.26%+
Portfolio turnover rate...............          24%           44%         64%
Average commission rate (per share of
 security)(a).........................     $0.0390       $0.0385        --

------------
*   The Portfolio commenced operations on January 3, 1995.
+   Annualized
++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997
1. SIGNIFICANT ACCOUNTING POLICIES

Endeavor Series Trust (the "Fund") was organized as a "Massachusetts business trust" on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers ten managed investment portfolios: Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Enhanced Index Portfolio, Opportunity Value Portfolio, Value Equity Portfolio, T. Rowe Price International Stock Portfolio, TCW Managed Asset Allocation Portfolio, TCW Money Market Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio, (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

DREYFUS SMALL CAP VALUE PORTFOLIO, DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO, ENHANCED INDEX PORTFOLIO, OPPORTUNITY VALUE PORTFOLIO, VALUE EQUITY PORTFOLIO, T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, TCW MANAGED ASSET ALLOCATION PORTFOLIO, T. ROWE PRICE EQUITY INCOME PORTFOLIO AND T. ROWE PRICE GROWTH STOCK PORTFOLIO:

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, these investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

TCW MONEY MARKET PORTFOLIO: The TCW Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as a Portfolio identifies the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

FORWARD FOREIGN CURRENCY CONTRACTS:

The Dreyfus U.S. Government Securities Portfolio, the Enhanced Index Portfolio, the Opportunity Value Portfolio, T. Rowe Price International Stock Portfolio, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997
may engage in forward foreign currency exchange contracts. Each Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Portfolio as an unrealized gain or loss. When the contract is closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Enhanced Index Portfolio, Opportunity Value Portfolio, Value Equity Portfolio, T. Rowe Price International Stock Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio are declared and paid at least annually. Dividends from net investment income of the TCW Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES:

The Fund intends that each Portfolio separately qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2. INVESTMENT MANAGEMENT FEE, ADMINISTRATIVE FEE, INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund is managed by Endeavor Investment Advisers (the "Investment Manager") pursuant to a management agreement. The Investment Manager is a general partnership of which Endeavor Management Co. is the managing partner. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment advisers (the "Advisers") for the Fund's Portfolios. As compensation for these services, the Fund pays the Investment Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio -- .80%; Dreyfus U.S. Government Securities Portfolio -- .65%; Enhanced Index Portfolio -- .75%; Opportunity Value Portfolio -- .80%; Value Equity Portfolio -- .80%; T. Rowe Price International

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997
Stock Portfolio -- .90%; TCW Managed Asset Allocation Portfolio -- .75%; TCW Money Market Portfolio -- .50%; T. Rowe Price Equity Income Portfolio -- .80% and T. Rowe Price Growth Stock Portfolio -- .80%.

From the investment management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio. The Investment Manager also pays the fees and expenses of First Data Investor Services Group, Inc., ("Investor Services Group") a wholly-owned subsidiary of First Data Corporation. Investor Services Group assists the Investment Manager in the performance of its administrative responsibilities to the Fund. As compensation for these services, the Investment Manager pays Investor Services Group a fee computed and payable monthly at an annual rate of .10% of the Portfolios' aggregate daily net assets on the first $600 million, .06% on the next $400 million and .01% on assets exceeding $1 billion, with Portfolios established after July 1, 1996 subject to a $40,000 minimum annual fee until assets reach $40 million.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation, as successor to The Boston Company Asset Management, Inc., serves as the Adviser to the Dreyfus Small Cap Value Portfolio and the Dreyfus U.S. Government Securities Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Dreyfus a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Dreyfus Small Cap Value Portfolio -- .375% and Dreyfus U.S. Government Securities Portfolio -- .15%.

J.P. Morgan Investment Management Inc. ("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, serves as the Adviser to the Enhanced Index Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Morgan a monthly fee at an annual rate of .35% of the average daily net assets of the Portfolio.

OpCap Advisors ("OpCap") (formerly known as Quest for Value Advisors), a majority-owned subsidiary of Oppenheimer Capital, serves as the Adviser to the Opportunity Value Portfolio and the Value Equity Portfolio pursuant to separate investment advisory agreements between the Investment Manager and OpCap. As compensation for its services as investment adviser, the Investment Manager pays OpCap a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio, subject to reduction with respect to the Opportunity Value Portfolio in certain circumstances.

Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture between T. Rowe Price and Robert Fleming Holdings Limited, serves as the Adviser to the T. Rowe Price International Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Price-Fleming a monthly fee at the annual rate of .75% of the average daily net assets of the Portfolio up to $20 million, .60% of the average daily net assets of the Portfolio in excess of $20 million up to $50 million and .50% of the average daily net assets of the Portfolio in excess of $50 million. At such time as the average daily net assets of the Portfolio exceed $200 million, the fee shall be
 .50% of total average daily net assets.

TCW Funds Management, Inc. ("TCW"), a wholly-owned subsidiary of The TCW Group, Inc., serves as the Adviser to the TCW Managed Asset Allocation Portfolio and the TCW Money Market Portfolio pursuant to separate investment advisory agreements between the Investment Manager and TCW. As compensation for its services as investment adviser, the Investment Manager pays TCW a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: TCW Managed Asset Allocation Portfolio -- .375% and TCW Money Market Portfolio -- .25%.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to the
T. Rowe Price Equity Income Portfolio and to the T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses do not exceed the following percentages of the respective Portfolio's average daily net assets: Dreyfus Small Cap Value Portfolio -- 1.30%, Dreyfus U.S. Government Securities Portfolio -- 1.00%, Enhanced Index Portfolio -- 1.30%, Opportunity Value Portfolio -- 1.30%, Value Equity Portfolio -- 1.30%, T. Rowe Price International Stock Portfolio --
 1.53%, TCW Managed Asset Allocation Portfolio -- 1.25%, TCW Money Market Portfolio -- .99%, T. Rowe Price Equity Income Portfolio -- 1.30% and T. Rowe Price Growth Stock Portfolio -- 1.30%. For the six months ended June 30, 1997, the Investment Manager waived and/or reimbursed expenses of $6,550 on the Enhanced Index Portfolio.

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

For the six months ended June 30, 1997, the Fund incurred total brokerage commissions of $630,176 of which $17,978 was paid to Oppenheimer & Company, Inc., $5,154 was paid to Jardine Fleming Group Ltd., $429 was paid to Ord Minnett Securities, Ltd., Australia and $1,902 was paid to Robert Fleming Holdings Ltd., brokers affiliated with certain of the Fund's Advisers.

No director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers or Investor Services Group received any compensation from the Fund for serving as an officer or Trustee of the Fund. Effective May 13, 1997, the Fund pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers, Investor Services Group or any of their affiliates $7,500 per annum plus $500 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses. Prior to May 13, 1997, each Trustee received $2,500 per annum plus $500 per regularly scheduled meeting attended and reimbursement for travel and out-of-pocket expenses.

3. PURCHASES AND SALES OF SECURITIES

Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 1997 were as follows:

                                       PURCHASES                 SALES
                                ----------------------- -----------------------
                                   U.S.                    U.S.
                                GOVERNMENT     OTHER    GOVERNMENT     OTHER
                                ----------- ----------- ----------- -----------
    Dreyfus Small Cap Value
     Portfolio................      --      $87,336,518     --      $80,466,801
    Dreyfus U.S. Government
     Securities Portfolio.....  $36,402,113   3,414,798 $24,948,182   3,753,139
    Enhanced Index Portfolio..       54,651   4,544,345     --          --
    Opportunity Value
     Portfolio................      288,266   6,153,516     --          116,936
    Value Equity Portfolio....      --       19,506,555     --        7,780,084
    T. Rowe Price
     International Stock
     Portfolio................      --       24,541,562     --       10,624,536
    TCW Managed Asset
     Allocation Portfolio.....   33,862,784  45,221,664  22,248,982  55,354,681
    T. Rowe Price Equity
     Income Portfolio.........      298,055  45,554,643     200,000  12,503,061
    T. Rowe Price Growth Stock
     Portfolio................      --       30,636,922     --       16,068,723

At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                        TAX BASIS    TAX BASIS     TAX BASIS
                                        UNREALIZED   UNREALIZED  NET UNREALIZED
                                       APPRECIATION DEPRECIATION  APPRECIATION
                                       ------------ ------------ --------------
    Dreyfus Small Cap Value
     Portfolio.......................  $16,366,746   $1,889,954   $14,476,792
    Dreyfus U.S. Government
     Securities Portfolio............      228,714       72,016       156,698
    Enhanced Index Portfolio.........      507,705       21,861       485,844
    Opportunity Value Portfolio......      622,655       19,961       602,694
    Value Equity Portfolio...........   44,164,111      227,731    43,936,380
    T. Rowe Price International Stock
     Portfolio.......................   38,196,807    3,988,357    34,208,450
    TCW Managed Asset Allocation
     Portfolio.......................   83,567,260    1,571,128    81,996,132
    T. Rowe Price Equity Income
     Portfolio.......................   18,003,857      836,116    17,167,741
    T. Rowe Price Growth Stock
     Portfolio.......................   19,608,652      840,699    18,767,953

4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Fund are presently divided into eleven series of shares, each series representing one of the Fund's eleven Portfolios. One series, Montgomery Select 50 Portfolio, is not yet operational. Since the TCW Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997
number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      DREYFUS SMALL CAP VALUE
       PORTFOLIO:
      Sold....................   913,839  $14,011,748  1,685,691  $21,819,816
      Issued as reinvestment
       of dividends...........   796,124   11,695,060    222,513    2,926,056
      Redeemed................  (184,968)  (2,821,329)  (373,076)  (4,785,031)
                               ---------  -----------  ---------  -----------
      Net increase............ 1,524,995  $22,885,479  1,535,128  $19,960,841
                               =========  ===========  =========  ===========
                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      DREYFUS U.S. GOVERNMENT
       SECURITIES PORTFOLIO:
      Sold.................... 1,114,584  $12,530,894  1,451,562  $16,007,728
      Issued as reinvestment
       of dividends...........    96,135    1,063,251     53,384      568,005
      Redeemed................  (220,222)  (2,485,677)  (419,777)  (4,629,118)
                               ---------  -----------  ---------  -----------
      Net increase............   990,497  $11,108,468  1,085,169  $11,946,615
                               =========  ===========  =========  ===========
                                   PERIOD ENDED
                                     06/30/97#
                               ----------------------
                                SHARES      AMOUNT
                               ---------  -----------
      ENHANCED INDEX
       PORTFOLIO:
      Sold....................   462,983  $ 4,689,036
      Redeemed................      (443)      (4,739)
                               ---------  -----------
      Net increase............   462,540  $ 4,684,297
                               =========  ===========
                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96#
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      OPPORTUNITY VALUE
       PORTFOLIO:
      Sold.................... 1,015,483  $10,579,796     73,459  $   738,698
      Issued as reinvestment
       of dividends...........        80          852     --          --
      Redeemed................   (51,644)    (543,182)    (3,746)     (37,465)
                               ---------  -----------  ---------  -----------
      Net increase............   963,919  $10,037,466     69,713  $   701,233
                               =========  ===========  =========  ===========
                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      VALUE EQUITY PORTFOLIO:
      Sold.................... 1,609,825  $28,910,036  2,765,358  $43,709,370
      Issued as reinvestment
       of dividends...........   325,993    5,809,197    140,281    2,189,789
      Redeemed................  (187,486)  (3,354,903)  (294,404)  (4,515,741)
                               ---------  -----------  ---------  -----------
      Net increase............ 1,748,332  $31,364,330  2,611,235  $41,383,418
                               =========  ===========  =========  ===========

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997

                                 SIX MONTHS ENDED            YEAR ENDED
                                     06/30/97                 12/31/96
                               ----------------------  -----------------------
                                SHARES      AMOUNT      SHARES       AMOUNT
                               ---------  -----------  ---------  ------------
      T. ROWE PRICE
       INTERNATIONAL STOCK
       PORTFOLIO:
      Sold.................... 1,502,366  $21,429,495  2,422,576  $ 31,650,627
      Issued as reinvestment
       of dividends...........    70,239    1,046,567     59,099       773,603
      Redeemed................  (396,105)  (5,637,130)  (421,555)   (5,506,964)
                               ---------  -----------  ---------  ------------
      Net increase............ 1,176,500  $16,838,932  2,060,120  $ 26,917,266
                               =========  ===========  =========  ============
                                 SIX MONTHS ENDED            YEAR ENDED
                                     06/30/97                 12/31/96
                               ----------------------  -----------------------
                                SHARES      AMOUNT      SHARES       AMOUNT
                               ---------  -----------  ---------  ------------
      TCW MANAGED ASSET
       ALLOCATION PORTFOLIO:
      Sold....................   807,742  $15,988,774  1,280,847  $ 22,326,834
      Issued as reinvestment
       of dividends...........   170,745    3,471,255    223,337     3,944,143
      Redeemed................  (472,043)  (9,262,210)  (975,851)  (17,010,866)
                               ---------  -----------  ---------  ------------
      Net increase............   506,444  $10,197,819    528,333  $  9,260,111
                               =========  ===========  =========  ============

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                      06/30/97       12/31/96
                                                  ---------------- ------------
                                                       SHARES         SHARES
                                                        AND            AND
                                                       AMOUNT         AMOUNT
                                                  ---------------- ------------
      TCW MONEY MARKET PORTFOLIO:
      Sold.......................................   $ 30,707,490   $ 44,833,447
      Issued as reinvestment of dividends........      1,175,455      1,589,374
      Redeemed...................................    (21,043,386)   (32,427,953)
                                                    ------------   ------------
      Net increase...............................   $ 10,839,559   $ 13,994,868
                                                    ============   ============

                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      T. ROWE PRICE EQUITY
       INCOME PORTFOLIO:
      Sold.................... 2,864,053  $47,005,407  3,441,208  $48,786,661
      Issued as reinvestment
       of dividends...........   195,942    3,254,603     29,619      409,929
      Redeemed................  (298,032)  (4,914,251)   (96,445)  (1,382,285)
                               ---------  -----------  ---------  -----------
      Net increase............ 2,761,963  $45,345,759  3,374,382  $47,814,305
                               =========  ===========  =========  ===========
                                 SIX MONTHS ENDED           YEAR ENDED
                                     06/30/97                12/31/96
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
      T. ROWE PRICE GROWTH
       STOCK PORTFOLIO:
      Sold.................... 1,294,210  $22,313,231  2,208,428  $32,571,074
      Issued as reinvestment
       of dividends...........    35,593      639,613     42,717      624,095
      Redeemed................  (256,691)  (4,434,866)  (161,680)  (2,364,802)
                               ---------  -----------  ---------  -----------
      Net increase............ 1,073,112  $18,517,978  2,089,465  $30,830,367
                               =========  ===========  =========  ===========

     -------------
     # The Enhanced Index Portfolio and the Opportunity Value Portfolio commenced operations on May 2, 1997 and November 18, 1996, respectively.

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997

5. ORGANIZATION COSTS

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio. In the event that any of the initial shares (Dreyfus Small Cap Value Portfolio -- 10 shares, Dreyfus U.S. Government Securities Portfolio -- 10 shares, Enhanced Index Portfolio -- 10 shares, Opportunity Value Portfolio -- 10 shares, Value Equity Portfolio -- 10 shares, T. Rowe Price International Stock Portfolio -- 10,000 shares, TCW Managed Asset Allocation Portfolio -- 10,000 shares, TCW Money Market Portfolio -- 100,000 shares, T. Rowe Price Equity Income Portfolio -- 10 shares and T. Rowe Price Growth Stock Portfolio -- 10 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations. As of June 30, 1997, all such costs for the T. Rowe Price International Stock Portfolio, TCW Managed Asset Allocation Portfolio and TCW Money Market Portfolio have been fully amortized.

6. FOREIGN SECURITIES

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Portfolio may invest up to 10% (15% with respect to Dreyfus Small Cap Value Portfolio, Enhanced Index Portfolio, Opportunity Value Portfolio, Value Equity Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

7. CAPITAL LOSS CARRYFORWARD

As of December 31, 1996, the Portfolios had available for federal tax purposes unused capital loss carryforwards as follows:

                              EXPIRING IN 2002 EXPIRING IN 2003 EXPIRING IN 2004
                              ---------------- ---------------- ----------------
     Dreyfus U.S. Government
      Securities Portfolio...        --               --            $161,820
     T. Rowe Price
      International Stock
      Portfolio..............        --           $2,565,464           --
     TCW Managed Asset
      Allocation Portfolio...    $1,784,798        4,769,364           --
     TCW Money Market
      Portfolio..............           215           --                 763

8. SUBSEQUENT EVENT

An amendment to the Administration Agreement between the Investment Manager and Investor Services Group became effective on July 1, 1997. Under the amendment, the Investment Manager shall pay Investor Services Group the following fees for servicing the Portfolios: a flat fee of $650,000 per annum, provided that the aggregate net assets of the ten existing Portfolios do not exceed $1 billion; if the aggregate net assets of the ten existing Portfolios exceed $1 billion, Investor Services Group shall also be entitled to receive a fee of 0.01% of any net assets in excess of $1 billion in addition to the flat fee of $650,000. Fees for additional Portfolios will be negotiated separately.

                             ENDEAVOR SERIES TRUST

                                 JUNE 30, 1997
9. MEETING OF SHAREHOLDERS

A special meeting of shareholders of the Value Equity Portfolio and the Opportunity Value Portfolio (collectively, "the Portfolios") was held on June 18, 1997 at which time shareholders approved (i) new investment advisory agreements between the Investment Manager and OpCap Advisors relating to the respective Portfolios effective upon the acquisition of Oppenheimer Group, Inc. and its subsidiaries by PIMCO Advisors L.P. and Thomson Advisory Group Inc.; and (ii) an amendment to the Value Equity Portfolio's investment restriction regarding illiquid investments and a change of this restriction to non-fundamental. By a vote of 7,152,882 shares and 531,024 shares in favor for Value Equity Portfolio and Opportunity Value Portfolio, respectively, representing 88% and 92%, respectively, of shares voting at the meeting, shareholders approved the new investment advisory agreements between the Investment Manager and OpCap Advisors. By a vote of 6,820,455 shares in favor, representing 84% of shares voting at the meeting, shareholders approved an amendment to the Value Equity Portfolio's investment restriction regarding illiquid securities and to change said restriction to non-fundamental.

This report and the Financial Statements contained herein are submitted for the general information of the policyholders of The Endeavor Variable Annuity. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.